SEMI-ANNUAL REPORT
June 30, 1998

ADVANCE CAPITAL I, Inc.
An investment company with four funds

Table of Contents
--------------------------------------------------
                                              Page
A Letter to Our Shareholders...................2
Financial Highlights...........................4

PORTFOLIO OF INVESTMENTS

     Equity Growth Fund........................8
     Bond Fund................................13
     Balanced Fund............................15
     Retirement Income Fund...................28

Statement of Assets and Liabilities...........36
Statement of Operations.......................37
Statement of Changes in Net Assets............38
Notes to Financial Statements.................40

Dear Shareholder:

     The performance of the US economy is moving into what could well be called miraculous territory. As the expansion continues into a record number of unbroken years, both inflation and unemployment remain at postwar record lows. Even in the face of a recession affecting one of our largest trading partners, the domestic success story continues.

     In the financial markets the story is much the same. Viewed broadly, the continued theme of strong corporate profits, low inflation and record inflows into stock mutual funds have fueled above average stock returns again during the first half of 1998. Through midyear the S&P 500 Index increased more than 17 percent, although the second quarter was "only" a more normal three percent. The Nasdaq Composite has done slightly better than 20 percent through midyear and the bond market has prospered with returns generally above that provided by yield alone. For the first half of the year the stocks of larger capitalized companies and the biggest high tech companies led the market's advance. Smaller and mid-sized companies' stock performance was much lower during the first half of the year.

     Through June 30th, the Advance Capital I, Inc. Equity Growth Fund increased 11.3 percent, better than the average of the mid-cap funds followed by Lipper Analytical Services, Inc. The Balanced Fund returned 8.8 percent for the half-year, ranking it well above the middle of balanced funds followed by Lipper. The Bond Fund and Retirement Income Fund, returning 3.6 percent and 4.2 percent, respectively, for the first half of the year, each continued long term performance better than their respective intermediate term bond and BBB rated bond brethren. Over the three years ending in June the Advance Capital I, Inc. funds have continued to perform consistent with or better than funds with comparable investment objectives.

     "Prosperity abounds, but will it last?" is the big question nagging investors. On the domestic front, dangerously low unemployment may be tipping the balance of power from employer to employee. Eight years ago corporate downsizing and a stagnant economy kept wages and benefits in check. Those with a job were grateful and those without were hard pressed to find a viable career opportunity. Today, jobs are plentiful and qualified workers are hard to find. This shift has forced employers to offer higher wages and incentive packages to retain qualified personnel, especially in computer programming and finance. Even at the factory level General Motors is now something of a national litmus test for this balance of power. The key issue, of course, is not pay but the relationship between pay and productivity. If productivity does not keep ahead of wage increases, inflation is simply the mathematical result. If inflation leaps to higher levels, financial assets will suffer the consequences. We all learned this lesson well over 20 years ago.

     On foreign soil, the economic and political problems in Asia will certainly slow our domestic growth. Should they become significantly more severe than today, investment returns will certainly suffer. In less than a year, the economies of Thailand, Indonesia, Korea and Malaysia toppled from emerging successes to near insolvency and civil unrest. It is not often that economic conditions cause violent protests and the forced resignation of a multi-decade national leader. This experience in Indonesia is the most dramatic evidence of the magnitude of the economic problems facing the Far East. The world is looking to Japan and China to help save the ailing region.

Japan's economy, however, has stagnated for the past decade amid loose controls and poor national fiscal policy. The resolution of Japan's problems are still in the "to be determined" category and are being debated there today. If Japan's economic slide continues, it's ability to help revitalize the region is doubtful at best. The Chinese Government is resisting the pressure to devalue its own currency in an attempt to ease the financial burden on its trading partners, the smaller Asian countries, at the expense of its domestic investors.

     It appears that an economic tidal wave is building in the East. Although these foreign troubles are mounting, exports to the smaller Asian countries account for only a tiny fraction of the US economy. Further, the impending IMF stimulus package
(with its mandated controls) should help stabilize these economies. The real Achilles heel is Japan. If Japan falls into a deep or more protracted recession, the news for the rest of the world will not be good. Major problems in the second largest economy in the world are not in the same category as a devaluation of the Thai baht. Concerted ongoing efforts by the United States and the IMF are targeted to provide the support and encourage
(and demand) the reforms necessary to turn the tide. The world economy depends heavily on Japan and all eyes and efforts are focused there.

     Over the next eighteen months the strength of the US economy will be tested by both domestic wage pressure and foreign economic turmoil. There is little doubt that growth will slow, the question is by how much. That answer depends on the delicate balance between the enormous strength of the US economy and the opposing pressures, both domestic and foreign. If foreign problems escalate and the US economy begins to look like it may suffer, stocks will surely decline. A continuation of the status quo should see continued health in both the stock and bond markets.

     We believe the best investment approach, particularly during periods of such uncertainty, is to remain focused on the original investment objectives of the portfolios. Past studies have proven, many times, that attempts to "time" the market simply do not work. The successes of the Advance Capital I, Inc. funds to date have come from sticking to the objectives, remaining fully invested and staying focused on a careful selection of securities and equally careful management of costs. Our specific view of the markets is that the success will continue. Certainly the risks are clear and the entire financial world is watching them carefully.


                   Sincerely,



/s/ Robert J. Cappelli           /s/ John C. Shoemaker
Robert J. Cappelli               John C. Shoemaker


August 7, 1998

                             ADVANCE CAPITAL I, INC.
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                       EQUITY GROWTH
                                            -----------------------------------------------------------
                                            (Unaudited)
                                             Six months
                                               ended              Years ended December 31
                                              June 30,  -----------------------------------------------
                                               1998      1997      1996      1995      1994      1993
                                            --------- --------- --------- --------- --------- ---------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year. . . . $17.25    $14.72    $12.53    $ 9.08     $ 9.46     $ 9.94
                                            --------- --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income (loss). . . . . . .  (0.05)    (0.09)    (0.07)    (0.03)     (0.03)      0.12

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . .   1.99      2.69      2.26      3.48      (0.35)      0.07
                                            --------- --------- --------- --------- --------- ---------
  Total from investment operations. . . . .   1.94      2.60      2.19      3.45      (0.38)      0.19
                                            --------- --------- --------- --------- --------- ---------
Less distributions
  Net investment income. .  . . . . . . . .   0.00      0.00      0.00      0.00       0.00      (0.12)

  Net realized gain on investments. . . . .   0.00     (0.07)     0.00      0.00       0.00      (0.55)
                                            --------- --------- --------- --------- --------- ---------
  Total distributions . . . . . . . . . . .   0.00     (0.07)     0.00      0.00       0.00      (0.67)
                                            --------- --------- --------- --------- --------- ---------
Net asset value, end of period. . . . . . . $19.19    $17.25    $14.72    $12.53     $ 9.08     $ 9.46
                                            ========= ========= ========= ========= ========= =========

TOTAL RETURN. . . . . . . . . . . . . . . .  11.25%    17.68%    17.48%    38.00%     -4.02%      2.13%


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (in thousands). $63,709   $54,332   $38,767   $25,625   $12,634    $7,577
  Ratio of expenses to average net assets .   1.03%     1.07%     1.09%     1.12%     1.21%     1.16%
  Ratio of net investment income (loss)
    to average net assets . . . . . . . . .  -0.59%    -0.58%    -0.50%    -0.29%    -0.30%     1.27%
  Portfolio turnover rate . . . . . . . . .  15.97%    20.53%    24.75%    13.86%    18.05%   135.55%
  Average commission rate per share*. . . . $0.0233   $0.0259   $0.0261

  *For fiscal years beginning after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.



                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC.
                        FINANCIAL HIGHLIGHTS - CONTINUED
--------------------------------------------------------------------------

                                                       BOND
                                            -----------------------------------------------------------
                                            (Unaudited)
                                             Six months
                                               ended       Years ended December 31
                                              June 30,  -----------------------------------------------
                                               1998      1997      1996      1995      1994      1993
                                            --------- --------- --------- --------- --------- ---------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year. . . . $10.52    $10.37    $10.79    $ 9.61    $10.82    $10.51
                                            --------- --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income . . . . . . . . . .   0.34      0.69      0.70      0.70      0.71      0.72

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . .   0.03      0.24     (0.42)     1.18     (1.21)     0.45
                                            --------- --------- --------- --------- --------- ---------
  Total from investment operations. . . . .   0.37      0.93      0.28      1.88     (0.50)     1.17
                                            --------- --------- --------- --------- --------- ---------
Less distributions
  Net investment income . . . . . . . . . .  (0.34)    (0.69)    (0.70)    (0.70)    (0.71)    (0.72)

  Net realized gain on investments. . . . .   0.00     (0.09)     0.00      0.00      0.00     (0.14)
                                            --------- --------- --------- --------- --------- ---------
  Total distributions . . . . . . . . . . .  (0.34)    (0.78)    (0.70)    (0.70)    (0.71)    (0.86)
                                            --------- --------- --------- --------- --------- ---------
Net asset value, end of period. . . . . . . $10.55    $10.52    $10.37    $10.79    $ 9.61    $10.82
                                            ========= ========= ========= ========= ========= =========

TOTAL RETURN. . . . . . . . . . . . . . . .   3.57%     9.41%     2.81%    20.15%    -4.64%    11.48%


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (in thousands). $3,854    $4,203    $4,430    $4,527    $3,999    $4,741
  Ratio of expenses to average net assets .  0.53%     0.54%     0.55%     0.55%     0.60%     0.61%
  Ratio of net investment income to average
    net assets. . . . . . . . . . . . . . .  6.43%     6.65%     6.71%     6.80%     7.06%     6.57%
  Portfolio turnover rate.  . . . . . . . . 10.33%    21.95%    19.77%     6.69%    21.92%    35.99%

                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC.
                        FINANCIAL HIGHLIGHTS - CONTINUED
---------------------------------------------------------------------------

                                                       BALANCED
                                            -----------------------------------------------------------
                                            (Unaudited)
                                             Six months
                                               ended       Years ended December 31
                                              June 30,  -----------------------------------------------
                                               1998      1997      1996      1995      1994      1993
                                            --------- --------- --------- --------- --------- ---------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year. . . . $15.69    $13.68    $12.57    $ 9.97    $10.58    $10.36
                                            --------- --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income . . . . . . . . . .   0.23      0.45      0.41      0.35      0.32      0.29

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . .   1.15      2.32      1.37      2.75     (0.61)     0.22
                                            --------- --------- --------- --------- --------- ---------
  Total from investment operations. . . . .   1.38      2.77      1.78      3.10     (0.29)     0.51
                                            --------- --------- --------- --------- --------- ---------
Less distributions
  Net investment income . . . . . . . . . .  (0.23)    (0.45)    (0.41)    (0.35)    (0.32)    (0.29)

  Net realized gain on investments. . . . .   0.00     (0.31)    (0.26)    (0.15)     0.00      0.00
                                            --------- --------- --------- --------- --------- ---------
  Total distributions . . . . . . . . . . .  (0.23)    (0.76)    (0.67)    (0.50)    (0.32)    (0.29)
                                            --------- --------- --------- --------- --------- ---------
Net asset value, end of period. . . . . . . $16.84    $15.69    $13.68    $12.57    $ 9.97    $10.58
                                            ========= ========= ========= ========= ========= =========

TOTAL RETURN. . . . . . . . . . . . . . . .   8.83%    20.50%    14.48%    31.53%    -2.72%     4.97%


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (in thousands). $116,594  $99,421   $75,202   $59,299   $44,221   $46,690
  Ratio of expenses to average net assets .    1.02%    1.04%     1.06%     1.07%     1.10%     1.08%
  Ratio of net investment income to average
    net assets  . . . . . . . . . . . . . .    2.79%    3.02%     3.17%     3.11%     3.18%     2.77%
  Portfolio turnover rate . . . . . . . . .    8.62%   10.13%    12.79%    22.72%    34.97%   101.29%
  Average commission rate per share*. . . . $0.0243   $0.0266   $0.0278

  *For fiscal years beginning after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged.

                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC.
                        FINANCIAL HIGHLIGHTS - CONTINUED
---------------------------------------------------------------------------


                                                       RETIREMENT INCOME
                                            -----------------------------------------------------------
                                            (Unaudited)
                                             Six months
                                               ended       Years ended December 31
                                              June 30,  -----------------------------------------------
                                               1998      1997      1996      1995      1994      1993
                                            --------- --------- --------- --------- --------- ---------
SELECTED PER-SHARE DATA
  Net asset value, beginning of year. . . . $10.65    $10.20    $10.51    $ 9.22    $10.54    $10.00
                                            --------- --------- --------- --------- --------- ---------
Income from investment operations
  Net investment income . . . . . . . . . .   0.37      0.74      0.75      0.76      0.76      0.82

  Net realized and unrealized gain (loss)
    on investments. . . . . . . . . . . . .   0.07      0.45     (0.31)     1.29     (1.32)     0.61
                                            --------- --------- --------- --------- --------- ---------
  Total from investment operations. . . . .   0.44      1.19      0.44      2.05     (0.56)     1.43
                                            --------- --------- --------- --------- --------- ---------
Less distributions
  Net investment income . . . . . . . . . .  (0.37)    (0.74)    (0.75)    (0.76)    (0.76)    (0.82)

  Net realized gain on investments. . . . .   0.00      0.00      0.00      0.00      0.00     (0.07)
                                            --------- --------- --------- --------- --------- ---------
  Total distributions . . . . . . . . . . .  (0.37)    (0.74)    (0.75)    (0.76)    (0.76)    (0.89)
                                            --------- --------- --------- --------- --------- ---------
Net asset value, end of period. . . . . . . $10.72    $10.65    $10.20    $10.51    $ 9.22    $10.54
                                            ========= ========= ========= ========= ========= =========

TOTAL RETURN. . . . . . . . . . . . . . . .   4.18%    12.20%     4.54%    22.96%    -5.34%    13.92%


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (in thousands). $212,982  $200,511  $170,799  $139,299  $84,162   $47,343
  Ratio of expenses to average net assets .    0.80%     0.82%     0.82%     0.84%    0.88%     0.88%
  Ratio of net investment income to average
    net assets. . . . . . . . . . . . . . .    6.88%     7.21%     7.45%     7.64%    7.89%     7.41%
  Portfolio turnover rate . . . . . . . . .   21.88%    16.60%     8.34%    15.63%    12.27%   37.59%

                             See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1998
 -------------------------------------------------------------------------

                                                           Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------- --------------
ADVERTISING - 1.8%
  Catalina Marketing Corporation*                2,600     $   135,037
  Interpublic Group of Companies, Inc.           4,200         254,888
  Omnicom Group, Inc.                            5,000         249,375
  Outdoor Systems, Inc.*                        18,225         510,300

AEROSPACE / DEFENSE - 0.6%
  BE Aerospace, Inc.*                            6,000         174,750
  Gulfstream Aerospace Corporation*              4,500         209,250

AIR TRANSPORT - 1.2%
  Air Express International Corp.                7,650         204,637
  ASA Holdings, Inc.                             5,500         272,938
  Comair Holdings, Inc.                          9,750         301,031

APPAREL - 1.1%
  Jones Apparel Group, Inc.*                     6,000         219,375
  Nautica Enterprises, Inc.*                     6,000         160,875
  Quiksilver, Inc.*                              8,000         159,500
  Warnaco Group, Inc.                            4,500         190,969

AUTO PARTS - 0.3%
  SPX Corporation                                2,700         173,813

BANK - 5.1%
  Bank of New York Company, Inc.                 5,100         309,506
  City National Corporation                      7,000         258,562
  First American Corporation                     7,400         356,125
  Mercantile Bancorporation, Inc.                3,124         157,371
  Northern Trust Corporation                     4,600         350,750
  Providian Financial Corporation                4,000         314,250
  Silicon Valley Bancshares*                     9,000         320,344
  State Street Corporation                       6,100         423,950
  TCF Financial Corporation                      6,500         191,750
  U.S. Bancorp                                   7,500         322,969
  Zions Bancorporation                           4,000         212,500

BIOTECHNOLOGY - 1.3%
  CliniChem Development Inc.*                      125             719
  Human Genome Sciences, Inc.*                   4,200         149,887
  Incyte Pharmaceuticals, Inc.*                  5,000         170,625
  Millennium Pharmaceuticals, Inc.*             10,000         141,250
  Pioneer Hi-Bred International, Inc.            6,000         248,250
  Protein Design Labs, Inc.*                     4,000          96,375

BROADCASTING / CABLE TV - 3.9%
  A.H. Belo Corporation                          8,000         195,000
  Chancellor Media Corporation*                  6,000         297,937
  Clear Channel Communications*                  6,000         653,625
  Cox Communications, Inc.*                      6,000         290,625
  Emmis Broadcasting Corporation*                4,000         191,250
  Jacor Communications, Inc.*                    5,000         295,000
  TCA Cable TV, Inc.                             3,500         210,000
  Univision Communications, Inc.*                6,100         225,700
  Westwood One, Inc.*                            6,000         151,313

BUILDING MATERIALS - 0.3%
  American Standard Companies, Inc.*             4,000         178,750

CHEMICAL - 2.2%
  Ecolab, Inc.                                   8,000         248,000
  Lilly Industries, Inc.                         8,000         173,000
  Raychem Corporation                            5,000         147,812
  Sherwin-Williams Company                       6,500         215,313
  Sigma-Aldrich Corporation                      8,000         281,000
  Valspar Corporation                            7,800         309,075

COMPUTER & PERIPHERALS - 3.5%
  Cable Design Technologies*                     5,750         118,594
  Cisco Systems, Inc.*                           4,500         414,281
  Comverse Technology, Inc.*                     4,500         233,437
  EMC Corporation*                               8,600         385,388
  Gateway 2000, Inc.*                            5,000         253,125
  Microchip Technology, Inc.*                    4,425         115,603
  SCI Systems, Inc.*                             6,000         225,750

                   See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1998
---------------------------------------------------------------------------

                                                           Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------- --------------
COMPUTER & PERIPHERALS - 3.5% (Continued)
  Sun Microsystems, Inc.*                        8,500     $   369,219
  Xilinx, Inc.*                                  4,300         146,200

COMPUTER SOFTWARE & SERVICES - 12.0%
  Adobe Systems, Inc.                            4,000         169,750
  Affiliated Computer Services, Inc.*            7,000         269,500
  America Online, Inc.*                          5,000         530,000
  BMC Software, Inc.*                           11,200         581,700
  Cadence Design Systems, Inc.*                 11,000         343,750
  Cambridge Technology Partners, Inc.*           6,000         327,750
  CBT Group PLC-ADR*                             5,000         267,500
  Citrix Systems, Inc.*                          5,250         358,969
  Cognizant Corporation                          4,500         284,062
  Compuware Corporation*                        10,000         511,250
  DST Systems, Inc.*                             4,300         240,800
  Electronic Arts, Inc.*                         6,000         324,000
  First Data Corporation                         3,612         120,325
  HBO & Company                                 16,000         564,000
  Intuit, Inc.*                                  4,200         257,250
  Network Associates, Inc.*                      8,974         429,630
  Oracle Corporation*                            7,500         184,219
  Parametric Technology Company*                 7,000         189,875
  Peoplesoft, Inc.*                              8,000         376,000
  Shared Medical Systems Corporation             3,500         257,031
  Sterling Commerce, Inc.*                       6,500         314,844
  SunGard Data Systems, Inc.*                    4,500         172,687
  Symantec Corporation*                          7,800         203,775
  Synopsys, Inc.*                                3,400         155,550
  Visio Corporation*                             5,600         267,400

DIVERSIFIED - 1.7%
  Danaher Corporation                            8,000         293,500
  Equity Corporation International*              5,000         120,000
  Service Corp. International                    5,200         222,950
  Thermo Electron Corporation*                   4,000         137,250
  Tyco International, Ltd.                       5,294         333,522

DRUG - 2.3%
  Agouron Pharmaceuticals, Inc.*                 3,400         103,062
  Amgen, Inc.*                                   3,300         215,738
  BioChem Pharma, Inc.*                          5,000         132,500
  Biogen, Inc.*                                  4,400         215,600
  Elan Corporation PLC-ADR*                      3,700         237,956
  Gilead Sciences, Inc.*                         4,000         128,250
  Guilford Pharmaceuticals, Inc.*                4,500          79,313
  Isis Pharmaceuticals, Inc.*                    5,500          75,281
  Watson Pharmaceuticals, Inc.*                  5,600         261,450

ELECTRIC & GAS UTILITIES - 0.6%
  AES Corporation*                               7,500         394,219

ELECTRICAL EQUIPMENT - 0.5%
  Hubbell Inc.-Class B                           4,500         187,313
  Littlefuse, Inc.*                              5,000         126,250

ELECTRONICS - 2.3%
  Altera Corporation*                            6,200         183,288
  Harman International Industries                3,100         119,350
  Molex, Inc.                                    7,421         173,466
  Sanmina Corporation*                           5,400         234,225
  Symbol Technologies, Inc.                      9,975         376,556
  Teradyne, Inc.*                                3,100          82,925
  Waters Corporation*                            4,800         282,900

ENVIRONMENTAL - 1.4%
  Allied Waste Industries, Inc.*                 8,500         204,000
  Superior Services, Inc.*                       7,000         210,437
  USA Waste Services, Inc.*                      7,812         385,718
  U.S. Filter Corporation*                       3,500          98,219

FINANCIAL SERVICES - 3.3%
  Cendant Corporation*                          10,000         208,750
  Finova Group, Inc.                             6,000         339,750
  Franklin Resources, Inc.                       9,300         489,412
  ING Groep N.V.-ADR                                 1              43
  Mutual Risk Management, Ltd.                  11,632         423,841
  Paychex, Inc.                                  6,750         274,641
  SunAmerica, Inc.                               6,400         368,000

                   See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1998
 --------------------------------------------------------------------------

                                                             Market
Common Stock                                      Shares     Value
----------------------------------------------- ---------- --------------
FOOD PROCESSING - 0.7%
  International Multifoods Corporation           6,000     $   165,000
  Tootsie Roll Industries, Inc.                  3,775         289,731

FOREIGN TELECOMMUNICATIONS - 1.5%
  Ericsson (LM) Telephone-ADR                    8,000         229,000
  Reuters Group PLC-ADR                          2,166         148,371
  Vodafone Group PLC-ADR                         4,500         567,281

GROCERY - 0.8%
  Richfood Holdings, Inc.                        6,500         134,875
  Safeway, Inc.*                                 8,800         358,050

HOMEBUILDING - 0.5%
  Lennar Corporation                             4,600         137,137
  Rouse Company                                  4,900         154,044

HOTEL / GAMING - 0.4%
  Host Marriott Corporation*                     7,500         134,531
  Mirage Resorts, Inc.*                          6,000         129,000

HOUSEHOLD PRODUCTS - 0.7%
  Lancaster Colony Corporation                   6,000         227,250
  Leggett & Platt, Inc.                          9,000         225,000

INDUSTRIAL SERVICES - 3.6%
  AccuStaff, Inc.*                               6,000         187,500
  Apollo Group, Inc.*                            6,750         223,172
  Equifax, Inc.                                  6,200         226,300
  Interim Services*                              6,000         192,750
  Manpower, Inc.                                 3,900         111,881
  Primark Corporation*                           5,500         172,219
  Quintiles Transnational Corporation*           5,000         245,937
  Robert Half International, Inc.*               6,750         377,156
  Romac International, Inc.*                    10,000         303,750
  Sylvan Learning Systems, Inc.*                 4,500         147,375
  Vincam Group, Inc.*                            6,750         132,469

INSURANCE - 3.2%
  Ace, Ltd.                                      8,900         347,100
  Ambac Financial Group, Inc.                    5,200         304,200
  Mercury General Corporation                    4,900         315,131
  MGIC Investment Corporation                    4,000         228,250
  Progressive Corporation of Ohio                2,800         394,800
  Protective Life Corporation                    8,300         304,506
  UICI*                                          4,500         122,625

MACHINERY - 1.2%
  AGCO Corporation                               5,000         102,812
  Cognex Corporation*                            5,000          92,500
  Donaldson Company, Inc.                        7,600         179,075
  IDEX Corporation                               5,500         190,094
  Parker-Hannifin Corporation                    4,500         171,563

MANUFACTURED HOUSING - 0.3%
  Oakwood Homes Corporation                      7,000         210,000

MEDICAL SERVICES - 6.0%
  ABR Information Services, Inc.*                5,800         137,750
  Concentra Managed Care, Inc.*                  6,800         176,800
  Genesis Health Ventures, Inc.*                 4,500         112,500
  Health Care & Retirement Corp.*                5,550         218,878
  Health Management Associates*                 11,137         372,394
  HEALTHSOUTH Corporation*                       9,500         253,531
  IDX Systems Corporation*                       4,600         211,888
  Lincare Holdings, Inc.*                        6,600         277,613
  Omnicare, Inc.                                 7,500         285,000
  Orthodontic Centers of America, Inc.*          7,500         157,031
  PacifiCare Health Systems, Inc.*               1,500         132,562
  PhyCor, Inc.*                                  6,000          99,375
  Quorum Health Group, Inc.*                     7,500         198,750
  Tenet Healthcare Corporation*                  6,075         190,224
  Total Renal Care Holdings, Inc.*              12,343         425,799
  United HealthCare Corporation                  3,900         249,600
  Universal Health Services, Inc.*               5,300         309,388

                   See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1998
 --------------------------------------------------------------------------

                                                           Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------- --------------
MEDICAL SUPPLIES - 4.9%
  Arterial Vascular Engineering, Inc.*           7,000     $   250,250
  Boston Scientific Corporation*                 3,000         214,875
  Cardinal Health, Inc.                          4,125         386,719
  Guidant Corporation                            6,000         427,875
  Henry Schein, Inc.*                            4,500         207,562
  Life Technologies, Inc.                        5,250         164,719
  Medtronic, Inc.                                4,000         255,000
  Physio-Control International Corp.*            6,500         171,031
  Sofamor Danek Group, Inc.*                     3,200         277,000
  Sola International, Inc.*                      4,000         130,750
  Sybron International Corp.*                   13,000         328,250
  VISX, Inc.*                                    5,000         297,500

METAL FABRICATING - 0.2%
  Kennametal, Inc.                               3,500         146,781

NATURAL GAS - 0.2%
  Sonat, Inc.                                    3,000         115,875

NEWSPAPER - 0.3%
  Central Newspapers, Inc.                       2,500         174,375

OFFICE EQUIPMENT & SUPPLIES - 0.2%
  Diebold, Inc.                                  4,500         131,906

OILFIELD SERVICES - 2.2%
  BJ Services Company*                           7,000         203,437
  Camco International, Inc.                      4,000         311,500
  Cooper Cameron Corporation*                    3,400         173,400
  EVI Weatherford, Inc.*                         3,135         116,387
  Noble Drilling Corporation*                    6,700         161,219
  Ocean Energy, Inc.*                            5,460         106,811
  Pride International, Inc.*                     8,000         135,500
  Smith International, Inc.*                     6,300         219,319

PACKAGING & CONTAINER - 0.2%
  Sealed Air Corporation*                        3,400         124,950

PETROLEUM - 1.8%
  Apache Corporation                             4,500         141,750
  Barrett Resources Corporation*                 4,000         150,000
  Devon Energy Corporation                       4,500         157,219
  Noble Affiliates, Inc.                         4,400         167,200
  Nuevo Energy Company*                          3,000          96,375
  Tosco Corporation                              7,500         220,312
  Veritas DGC, Inc.*                             3,800         189,763

PRECISION INSTRUMENT - 0.9%
  Dionex Corporation*                            6,000         158,250
  Roper Industries, Inc.                         6,000         156,750
  Teleflex, Inc.                                 6,000         228,750

PRINTING - 0.3%
  Valassis Communications, Inc.*                 5,500         212,094

PUBLISHING - 0.8%
  Harcourt General, Inc.                         4,500         267,750
  Meredith Corporation                           5,500         258,156

RAILROAD - 0.5%
  Kansas City Southern Ind., Inc.                6,000         297,750

REAL ESTATE INVESTMENT MANAGEMENT - 1.1%
  LaSalle Partners, Inc.*                        7,300         320,288
  LNR Property Corporation                       4,600         119,600
  Security Capital Group, Inc.*                  9,000         239,625

REAL ESTATE INVESTMENT TRUST - 0.4%
  National Health Investors, Inc.                3,700         122,562
  Security Capital Pacific Trust                 6,500         146,250

RECREATION - 0.9%
  Carnival Corporation                           9,000         356,625
  Harley-Davidson, Inc.                          6,000         232,500

RESTAURANT - 0.3%
  Outback Steakhouse, Inc.*                      4,750         185,250

                   See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - EQUITY GROWTH FUND
                   PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1998
---------------------------------------------------------------------------

                                                           Market
Common Stock                                    Shares     Value
----------------------------------------------- ---------- --------------
RETAIL STORE - 9.2%
  AutoZone, Inc.*                                8,100     $   258,694
  Bed Bath & Beyond, Inc.*                       7,000         362,688
  BJ's Wholesale Club, Inc.*                     5,500         223,437
  Borders Group, Inc.*                           8,000         296,000
  CDW Computer Centers, Inc.*                    2,500         125,000
  Circuit City Stores, Inc.                      5,300         248,438
  CompUSA, Inc.*                                 6,600         120,450
  Consolidated Stores Corporation*               5,300         192,125
  CVS Corporation                                6,000         233,625
  Dollar General Corporation                    14,875         588,492
  Fred Meyer, Inc.*                              5,320         226,100
  Kohl's Corporation*                            5,800         301,600
  Lands' End, Inc.*                              7,200         228,600
  Men's Wearhouse, Inc.*                         9,225         304,425
  MSC Industrial Direct Co., Inc.*               8,000         228,000
  Office Depot, Inc.*                            6,000         190,500
  OfficeMax, Inc.*                              10,000         165,000
  Starbucks Corporation*                         4,000         213,750
  Tiffany & Company                              6,000         288,000
  TJX Companies, Inc.                           12,000         292,500
  Viking Office Products, Inc.*                  7,400         232,175
  Williams-Sonoma, Inc.*                        10,000         318,125
  Zale Corporation*                              7,000         222,687

SECURITIES BROKERAGE - 1.6%
  Charles Schwab Corporation                     9,000         292,500
  Investment Technology Group*                   7,800         214,500
  Legg Mason, Inc.                               3,500         201,469
  Raymond James Financial, Inc.                 10,125         303,750

SEMICONDUCTOR - 2.3%
  Analog Devices, Inc.*                          7,500         184,219
  Applied Materials, Inc.*                       5,500         162,250
  Lattice Semiconductor Corporation*             2,500          71,015
  Linear Technology Corporation                  5,400         325,687
  Maxim Integrated Products, Inc.*              12,000         380,250
  SDL, Inc.*                                     5,000         119,375
  Vitesse Semiconductor Corporation*             6,500         200,687

SHOE - 0.2%
  Wolverine World Wide, Inc.                     6,750         148,500

TELECOMMUNICATIONS EQUIPMENT - 1.9%
  Ascend Communications, Inc.*                   4,850         240,378
  Aspect Telecommunications Corp.*               6,000         164,250
  Coherent Commun. Systems Corp.*                5,000         234,063
  DSP Communications, Inc.*                      6,000          82,500
  Tellabs, Inc.*                                 6,400         458,400

TELECOMMUNICATIONS SERVICE - 3.0%
  360 Communications Company*                    6,500         208,000
  Centennial Cellular Corporation*               4,500         167,906
  Intermedia Communications, Inc.*               7,000         293,562
  McleodUSA Inc.-Class A*                        4,500         174,938
  Nextel Communications, Inc.*                   3,000          74,625
  Powertel, Inc.*                                8,100         149,850
  Saville Systems PLC-ADR*                       8,000         401,000
  United States Cellular Corporation*            3,500         107,625
  WorldCom, Inc.*                                6,500         314,844

TEXTILE - 0.2%
  Unifi, Inc.                                    4,500         154,125

THRIFT - 0.7%
  Charter One Financial, Inc.                    5,000         168,438
  JSB Financial, Inc.                            5,000         292,813

TOILETRIES / COSMETICS - 0.2%
  Alberto-Culver Company                         4,500         130,500

TOYS - 0.4%
  Mattel, Inc.                                   6,125         259,164

TRUCKING & TRANSPORT LEASING - 0.2%
  Werner Enterprise, Inc.                        7,500         142,969
                                                           --------------
TOTAL COMMON STOCK - 99.4%
  (Cost $37,062,479)                                       $63,322,101
                                                           ==============


*Securities are non-income producing

                   See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC. - BOND FUND
                             PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                       JUNE 30, 1998
---------------------------------------------------------------------------

                                           S & P
                                           Credit                              Principal       Market
Fixed Income Securities                    Rating      Coupon    Maturity      Amount          Value
---------------------------------------    ---------   -------   -----------   -------------   -------------
BANK - 13.8%
   Banc One Corporation                    A+          8.740     09/15/03      $  100,000      $  111,505
   Citicorp                                A           7.250     10/15/11         100,000         107,541
   Harris Bankcorp, Inc.                   A+          9.375     06/01/01          75,000          81,626
   Morgan, J.P. & Company                  AA-         8.500     08/15/03         100,000         110,210
   Security Pacific Corporation            A           9.750     05/15/99          40,000          41,168
   Swiss Bank Corp.-NY                     AA          7.375     07/15/15          75,000          83,812

CHEMICAL - 3.0%
   duPont, E.I. de Nemours & Co.           AA-         6.000     12/01/01         115,000         114,712

COMPUTER & PERIPHERALS - 2.0%
   International Business Machines Corp.   A+          7.250     11/01/02          75,000          78,844

ELECTRIC & GAS UTILITIES - 10.9%
   Duke Energy Corporation                 AA-         6.375     03/01/08          75,000          74,437
   Florida Power Corporation               AA-         6.875     02/01/08          70,000          73,840
   Ontario Hydro                           AA-         7.450     03/31/13         150,000         169,499
   Public Service Co. of Oklahoma          AA-         7.250     01/01/99          50,000          50,367
   Public Service Electric & Gas           A-          7.000     09/01/24          50,000          50,313

ENVIRONMENTAL - 1.2%
   Waste Management, Inc.                  BBB         7.650     03/15/11          45,000          46,683

FINANCIAL SERVICES - 2.8%
   General Electric Capital Corporation    AAA         7.750     03/15/02         100,000         106,274

FOOD PROCESSING - 2.8%
   Archer Daniels Midland Company          AA-         7.125     03/01/13         100,000         107,652

FOREIGN GOVERNMENT - 7.1%
   Province of Ontario                     AA-         7.625     06/22/04         100,000         108,041
   Province of Quebec                      A+          8.800     04/15/03         150,000         166,854

GOVERNMENTAL AGENCY - 1.3%
   Tennessee Valley Authority              AAA         6.125     07/15/03          50,000          50,250

INSURANCE - 8.4%
   Aetna Services, Inc.                    A           7.125     08/15/06         100,000         104,111
   Allstate Corporation                    A+          7.500     06/15/13         100,000         110,574
   CIGNA Corporation                       A           8.250     01/01/07         100,000         110,782

                   See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC. - BOND FUND
                             PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                       JUNE 30, 1998
---------------------------------------------------------------------------

                                           S & P
                                           Credit                              Principal       Market
Fixed Income Securities                    Rating      Coupon    Maturity      Amount          Value
---------------------------------------    ---------   -------   -----------   -------------   -------------
MACHINERY - 6.0%
   Caterpillar, Inc.                       A+          9.000     04/15/06      $  100,000      $  116,830
   Deere & Company                         A+          8.950     06/15/19         100,000         114,000

METALS & MINING - 3.2%
   Alcan Aluminum Ltd.                     A-          5.875     04/01/00         125,000         124,959

NEWSPAPER - 1.7%
   Knight-Ridder, Inc.                     A           9.875     04/15/09          50,000          64,761

OFFICE EQUIPMENT & SUPPLIES - 0.8%
   Xerox Corporation                       A           9.750     03/15/00          30,000          31,837

PETROLEUM - 3.9%
   Kerr-McGee Corporation                  A-          7.000     11/01/11         150,000         149,665

RAILROAD - 2.8%
   Missouri Pacific Railroad Co.           A-          9.400     12/15/00         100,000         107,458

REAL ESTATE INVESTMENT MANAGEMENT - 2.9%
   Rodamco N.V.                            AA          7.750     05/15/15         100,000         112,693

RETAIL STORE - 2.1%
   Wal-Mart Stores, Inc.                   AA          8.625     04/01/01          75,000          79,819

SECURITIES BROKERAGE - 8.0%
   Lehman Brothers Holdings, Inc.          A           8.875     03/01/02         150,000         162,871
   Merrill Lynch & Company, Inc.           AA-         7.375     05/15/06         135,000         144,536

TELECOMMUNICATIONS SERVICE - 7.9%
   AT&T Corporation                        AA-         7.750     03/01/07          90,000          99,186
   GTE Southwest, Inc.                     AA-         5.820     12/01/99         100,000          99,818
   Pacific Bell Telephone Co.              AA-         7.000     07/15/04         100,000         104,711

TOBACCO - 2.6%
   Philip Morris Companies, Inc.           A           6.375     02/01/06         100,000          98,834

U.S. GOVERNMENT - 3.5%
   U.S. Treasury                                       6.625     05/15/07         125,000         134,219
                                                                                               -------------
TOTAL FIXED-INCOME SECURITIES - 98.7%
   (Cost $3,581,330)                                                                           $3,805,292
                                                                                               =============

                   See Notes To Financial Statements

               ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1998
------------------------------------------------------------------

                                                       Market
Common Stock                                 Shares    Value
------------------------------------------   --------- -----------
ADVERTISING - 0.2%
  Catalina Marketing Corporation*             1,100    $    57,131
  Outdoor Systems, Inc.*                      6,750        189,000

AEROSPACE / DEFENSE - 0.8%
  BE Aerospace, Inc.*                         2,000         58,250
  B.F. Goodrich Company                       2,000         99,250
  Boeing Company                              5,740        255,788
  General Motors Corp. - Class H              1,500         70,687
  Gulfstream Aerospace Corporation*           1,700         79,050
  Lockheed Martin Corporation                 2,000        211,750
  Raytheon Company - Class A                    996         57,394
  Raytheon Company - Class B                  1,700        100,512

AIR TRANSPORT - 0.3%
  Air Express International Corp.             2,400         64,200
  ASA Holdings, Inc.                          1,800         89,325
  Comair Holdings, Inc.                       2,362         72,926
  Pittston Brink's Group                      3,000        111,562

APPAREL - 0.3%
  Nautica Enterprises, Inc.*                  1,800         48,262
  Quiksilver, Inc.*                           3,000         59,812
  VF Corporation                              3,600        185,850
  Warnaco Group, Inc.                         1,500         63,656

AUTO PARTS - 0.3%
  Borg-Warner Automotive, Inc.                2,000         95,875
  Dana Corporation                            2,600        139,100
  Genuine Parts Company                       3,000        103,500

AUTO & TRUCK - 0.3%
  Ford Motor Company                          3,500        206,500
  General Motors Corporation                  2,400        160,350

BANK - 5.5%
  Banc One Corporation                        3,590        200,366
  Bank of Boston Corporation                  5,080        282,575
  Bank of New York Company, Inc.              2,800        169,925
  BankAmerica Corporation                     2,000        172,875
  Chase Manhattan Corporation                 9,680        730,840
  City National Corporation                   1,600         59,100
  First American Corporation                  4,400        211,750
  First Chicago NBD Corporation               3,500        310,187
  First Tennessee National Corp.             11,600        366,125
  First Union Corporation                    11,600        675,700
  J.P. Morgan & Company                       2,000        234,125
  KeyCorp                                     5,000        178,125
  Mellon Bank Corporation                     5,400        376,312
  Mercantile Bancorporation, Inc.             3,075        154,903
  National City Corporation                   2,000        142,000
  NationsBank Corporation                    12,350        944,775
  Northern Trust Corporation                  1,200         91,500
  Norwest Corporation                         1,800         67,275
  PNC Bank Corporation                        4,000        215,250
  Silicon Valley Bancshares*                  3,400        121,018
  State Street Corporation                    2,400        166,800
  U.S. Bancorp                                3,900        167,943
  Wells Fargo & Company                         933        344,277

BEVERAGE - 0.5%
  Anheuser-Busch Companies, Inc.              7,400        348,725
  Coca-Cola Company                           1,000         85,500
  PepsiCo, Inc.                               3,000        123,562

BIOTECHNOLOGY - 0.1%
  CliniChem Development, Inc.*                   55            316
  Human Genome Sciences, Inc.*                1,200         42,825
  Incyte Pharmaceuticals, Inc.*               1,400         47,775
  Millennium Pharmaceuticals, Inc.*           3,000         42,375
  Protein Design Labs, Inc.*                  1,100         26,503

BROADCASTING / CABLE TV - 0.8%
  A.H. Belo Corporation                       2,800         68,250
  Chancellor Media Corporation*               2,400        119,175

                   See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1998
------------------------------------------------------------------

                                                       Market
Common Stock                                 Shares    Value
------------------------------------------   --------- -----------
BROADCASTING / CABLE TV - 0.8% (Continued)
  Clear Channel Communications*               2,200    $   239,662
  Cox Communications, Inc.*                   1,500         72,656
  Emmis Broadcasting Corporation*             1,500         71,718
  Jacor Communications, Inc.*                 1,500         88,500
  Univision Communications, Inc.*             2,200         81,400
  U.S. West Media Group*                      4,000        175,000
  Westwood One, Inc.*                         1,700         42,871

BUILDING MATERIALS - 0.1%
  American Standard Companies, Inc.*          1,100         49,156
  Armstrong World Industries, Inc.            1,500        101,062

CHEMICAL - 1.7%
  duPont, E.I. de Nemours & Co.               7,000        522,375
  Lilly Industries, Inc.                      2,500         54,062
  Minnesota Mining & Manufacturing            2,000        164,375
  Monsanto Company                            8,000        447,000
  Raychem Corporation                         2,000         59,125
  Rohm & Haas Company                         1,000        103,937
  Sherwin-Williams Company                    4,000        132,500
  Sigma-Aldrich Corporation                   2,600         91,325
  Union Carbide Corporation                   2,100        112,087
  Valspar Corporation                         2,600        103,025
  WD-40 Company                               5,600        151,900

COMPUTER & PERIPHERALS - 0.9%
  Cable Design Technologies*                  2,000         41,250
  Cisco Systems, Inc.*                        1,950        179,521
  Comverse Technology, Inc.*                    800         41,500
  EMC Corporation*                            4,000        179,250
  Gateway 2000, Inc.*                         1,200         60,750
  Hewlett-Packard Company                     4,100        245,487
  Microchip Technology, Inc.*                 1,500         39,187
  SCI Systems, Inc.*                          2,000         75,250
  Sun Microsystems, Inc.*                     2,200         95,562
  Xilinx, Inc.*                               2,100         71,400

COMPUTER SOFTWARE & SERVICES - 2.6%
  Adobe Systems, Inc.                         1,200         50,925
  Affiliated Computer Services, Inc.*         2,000         77,000
  America Online, Inc.*                       2,000        212,000
  Automatic Data Processing, Inc.             4,000        291,500
  BMC Software, Inc.*                         4,000        207,750
  Cadence Design Systems, Inc.*               3,700        115,625
  Cambridge Technology Partners, Inc.*        2,000        109,250
  CBT Group PLC-ADR*                          2,000        107,000
  Citrix Systems, Inc.*                       1,800        123,075
  Cognizant Corporation                       1,600        101,000
  Compuware Corporation*                      4,000        204,500
  DST Systems, Inc.*                          1,500         84,000
  Electronic Arts, Inc.*                      1,500         81,000
  First Data Corporation                      1,488         49,569
  HBO & Company                               8,000        282,000
  Intuit, Inc.*                               1,700        104,125
  Network Associates, Inc.*                   1,800         86,175
  Oracle Corporation*                         3,787         93,018
  Parametric Technology Company*              2,000         54,250
  Peoplesoft, Inc.*                           3,200        150,400
  Shared Medical Systems Corporation            900         66,093
  Sterling Commerce, Inc.*                    2,300        111,406
  Symantec Corporation*                       2,400         62,700
  Synopsys, Inc.*                             2,000         91,500
  Visio Corporation*                          2,600        124,150

DIVERSIFIED - 1.3%
  AlliedSignal, Inc.                         10,200        452,625
  Danaher Corporation                         2,000         73,375
  PPG Industries, Inc.                        3,100        215,450
  Service Corp. International                 2,700        115,762
  Textron, Inc.                               3,000        215,062
  Thermo Electron Corporation*                1,350         46,321
  Tomkins PLC-ADR                             4,900        112,087
  TRW, Inc.                                   2,000        109,250
  United Technologies Corporation             2,200        202,262

                   See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1998
------------------------------------------------------------------

                                                       Market
Common Stock                                 Shares    Value
------------------------------------------   --------- -----------
DRUG - 4.2%
  American Home Products Corp.                6,800    $   351,900
  Amgen, Inc.*                                1,100         71,912
  BioChem Pharma, Inc.*                       2,200         58,300
  Biogen, Inc.*                               2,000         98,000
  Bristol-Myers Squibb Company               12,400      1,425,225
  Elan Corporation PLC-ADR*                   1,500         96,468
  Gilead Sciences, Inc.*                      1,000         32,062
  Guilford Pharmaceuticals, Inc.*             1,500         26,437
  Merck & Company, Inc.                       6,000        802,500
  Pfizer, Inc.                                6,000        652,125
  Schering-Plough Corporation                 4,000        366,500
  Warner-Lambert Company                     11,400        790,875
  Watson Pharmaceuticals, Inc.*               1,600         74,700

DRUGSTORE - 0.1%
  Rite Aid Corporation                        4,000        150,250

ELECTRIC & GAS UTILITIES - 2.4%
  AES Corporation*                            2,200        115,638
  Baltimore Gas & Electric Company            5,700        177,056
  CMS Energy Corporation                      2,300        101,344
  Consolidated Edison Co. of N.Y.             1,900         87,519
  Duke Energy Corporation                     8,935        529,399
  Edison International                        6,500        192,156
  FirstEnergy Corp.                           4,500        138,375
  Florida Progress Corporation                5,500        226,188
  GPU, Inc.                                   3,600        136,125
  Hawaiian Electric Industries, Inc.          2,300         91,281
  New Century Energies, Inc.                  4,700        213,556
  Northern States Power Company               5,000        143,125
  PacifiCorp                                  8,400        190,050
  Southern Company                            5,500        152,281
  TECO Energy, Inc.                           7,700        206,456
  Texas Utilities Company                     3,500        145,688

ELECTRICAL EQUIPMENT - 1.6%
  Corning, Inc.                               2,500         86,875
  Emerson Electric Company                    5,000        301,250
  General Electric Company                   14,000      1,274,000
  Hubbell, Inc.                               3,200        133,200
  Littlefuse, Inc.*                           2,000         50,500

ELECTRONICS - 0.3%
  Altera Corporation*                         2,000         59,125
  Harman International Industries             1,050         40,425
  Molex, Inc.                                 2,928         68,442
  Symbol Technologies, Inc.                   4,500        169,875

ENVIRONMENTAL - 0.5%
  Browning-Ferris Industries, Inc.            4,500        156,375
  Superior Services, Inc.*                    3,100         93,194
  U.S. Filter Corporation*                    1,200         33,675
  USA Waste Services, Inc.*                   1,700         83,938
  Waste Management, Inc.                      5,500        192,500

FINANCIAL SERVICES - 2.1%
  American Express Company                    5,000        567,500
  Associates First Capital Corporation          917         70,494
  Cendant Corporation*                        3,500         73,063
  Countrywide Credit Industries, Inc.         4,000        203,000
  Dun & Bradstreet Corporation*               4,700        169,788
  Finova Group, Inc.                          2,000        113,250
  Franklin Resources, Inc.                    3,000        157,875
  Household International, Inc.               3,000        149,250
  ING Groep N.V.-ADR                              1             50
  Mutual Risk Management, Ltd.                6,666        242,892
  Paychex, Inc.                               3,375        137,320
  SLM Holding Corporation                     2,800        136,850
  SunAmerica, Inc.                            1,800        103,500
  Travelers Group, Inc.                       5,400        327,375

                   See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                            JUNE 30, 1998
------------------------------------------------------------------

                                                       Market
Common Stock                                 Shares    Value
------------------------------------------   --------- -----------
FOOD PROCESSING - 1.2%
  General Mills, Inc.                         2,700    $   184,613
  Goodmark Foods, Inc.                        5,200        154,050
  Heinz (H.J) Company                         3,500        196,438
  Hershey Foods Corp.                         2,800        193,200
  International Multifoods Corporation        1,500         41,250
  Kellogg Company                             3,000        112,688
  Quaker Oats Company                         2,000        109,500
  Sara Lee Corporation                        4,500        251,438
  Tootsie Roll Industries, Inc.               1,273         97,703

FOREIGN TELECOMMUNICATIONS - 0.6%
  BCE Inc.                                    4,400        187,550
  Ericsson (LM) Telephone-ADR                 3,600        103,050
  Reuters Group PLC-ADR                       1,733        118,711
  Vodafone Group PLC-ADR                      2,100        264,731

GROCERY - 0.3%
  Albertson's, Inc.                           2,900        150,075
  Richfood Holdings, Inc.                     2,000         41,500
  Safeway, Inc.*                              4,000        162,750

HOMEBUILDING - 0.2%
  Lennar Corporation                          1,700         50,681
  Rouse Company                               7,000        220,063

HOTEL / GAMING - 0.0%
  Mirage Resorts, Inc.*                       2,000         43,000

HOUSEHOLD PRODUCTS - 1.3%
  Clorox Company                              3,800        362,425
  Colgate-Palmolive Company                   6,200        545,600
  Kimberly-Clark Corporation                  5,800        266,075
  Lancaster Colony Corporation                1,500         56,813
  Leggett & Platt, Inc.                       1,600         40,000
  Proctor & Gamble Company                    2,400        218,550

INDUSTRIAL SERVICES - 0.7%
  AccuStaff, Inc.*                            2,000         62,500
  Apollo Group, Inc.*                         2,250         74,391
  Equifax, Inc.                               2,600         94,900
  Interim Services*                           2,232         71,703
  Manpower, Inc.                              1,500         43,031
  Primark Corporation*                        1,800         56,363
  Quintiles Transnational Corporation*        2,000         98,375
  Robert Half International, Inc.*            2,250        125,719
  Sylvan Learning Systems, Inc.*              3,075        100,706
  Vincam Group, Inc.*                         1,800         35,325

INSURANCE - 2.2%
  Ace, Ltd.                                   3,000        117,000
  AFLAC, Inc.                                 4,800        148,500
  Allstate Corporation                        3,615        330,998
  Ambac Financial Group, Inc.                 2,600        152,100
  American International Group, Inc.          3,000        438,000
  Hartford Financial Services Group, Inc.     2,000        226,750
  Marsh & McLennan Companies, Inc.            3,900        235,706
  MBIA, Inc.                                  3,000        224,625
  Mercury General Corporation                 1,400         90,038
  MGIC Investment Corporation                 2,000        114,125
  Progressive Corporation of Ohio             1,000        141,000
  Protective Life Corporation                 2,200         80,713
  St. Paul Companies, Inc.                    5,400        227,138

MACHINERY - 1.0%
  Aeroquip-Vickers, Inc.                      2,100        122,588
  AGCO Corporation                            2,000         41,125
  Caterpillar, Inc.                           3,600        190,350
  Cognex Corporation*                         1,500         27,750
  Deere & Company                             4,200        222,075
  Donaldson Company, Inc.                     2,800         65,975
  Dover Corporation                          10,400        356,200
  IDEX Corporation                            2,000         69,125
  Parker-Hannifin Corporation                 1,575         60,047

                   See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1998
------------------------------------------------------------------

                                                       Market
Common Stock                                 Shares    Value
------------------------------------------   --------- -----------
MANUFACTURED HOUSING - 0.1%
  Oakwood Homes Corporation                   2,000    $    60,000

MEDICAL SERVICES - 0.9%
  ABR Information Services, Inc.*             1,600         38,000
  Health Care & Retirement Corp.*             3,700        145,919
  Health Management Associates*               5,568        186,180
  HEALTHSOUTH Corporation*                    3,200         85,400
  Lincare Holdings, Inc.*                     2,000         84,125
  Omnicare, Inc.                              2,800        106,400
  Orthodontic Centers of America, Inc.*       2,200         46,063
  PacifiCare Health Systems, Inc.*              700         61,863
  PhyCor, Inc.*                               2,000         33,125
  Quorum Health Group, Inc.*                  2,250         59,625
  Tenet Healthcare Corporation*               2,025         63,408
  Total Renal Care Holdings, Inc.*            2,269         78,281
  United HealthCare Corporation               1,300         83,200
  Universal Health Services, Inc.*            2,200        128,425

MEDICAL SUPPLIES - 1.3%
  Abbott Laboratories                         7,200        294,300
  Baxter International, Inc.                  3,000        161,438
  Boston Scientific Corporation*              1,400        100,275
  Cardinal Health, Inc.                       1,800        168,750
  Guidant Corporation                         2,000        142,625
  Johnson & Johnson                           2,560        188,800
  Life Technologies, Inc.                     1,800         56,475
  Medtronic, Inc.                             3,600        229,500
  Sola International, Inc.*                   1,500         49,031
  Sybron International Corp.*                 4,000        101,000
  VISX, Inc.*                                 1,000         59,500

METAL FABRICATING - 0.0%
  Kennametal, Inc.                            1,000         41,938

METALS & MINING - 0.2%
  Aluminum Company of America                 4,000        263,750

NATURAL GAS - 0.3%
  Enron Corporation                           5,400        291,938
  Sonat, Inc.                                 1,800         69,525

NEWSPAPER - 0.3%
  Central Newspapers, Inc.                    1,000         69,750
  Gannett Company, Inc.                       3,800        270,038

OFFICE EQUIPMENT & SUPPLIES - 0.5%
  Diebold, Inc.                               1,400         41,038
  Pitney Bowes, Inc.                          7,000        343,000
  Xerox Corporation                           1,900        193,088

OILFIELD SERVICES - 0.8%
  Baker Hughes, Inc.                          4,000        138,250
  BJ Services Company*                        2,200         63,938
  Camco International, Inc.                   1,000         77,875
  Cooper Cameron Corporation*                   900         45,900
  Halliburton Company                         7,000        311,938
  Noble Drilling Corporation*                 2,000         48,125
  Ocean Energy, Inc.*                         1,950         38,147
  Pride International, Inc.*                  2,800         47,425
  Schlumberger, Ltd.                          2,000        136,625
  Smith International, Inc.*                  2,300         80,069

PACKAGING & CONTAINER - 0.1%
  Sealed Air Corporation*                     2,000         73,500

PAPER & FOREST PRODUCTS - 0.6%
  Fort James Corporation                      3,000        133,500
  Georgia Pacific Corporation                 1,400         82,513
  International Paper Company                 8,000        344,000
  Weyerhaeuser Company                        2,200        101,613

PETROLEUM - 4.0%
  Amerada Hess Corporation                    1,300         70,606
  Amoco Corporation                           7,400        308,025

                   See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1998
------------------------------------------------------------------

                                                       Market
Common Stock                                 Shares    Value
------------------------------------------   --------- -----------
PETROLEUM - 4.0% (Continued)
  Apache Corporation                          1,800    $    56,700
  Ashland Oil, Inc.                           1,800         92,925
  Atlantic Richfield Company                  3,000        234,375
  Barrett Resources Corporation*              1,400         52,500
  British Petroleum Co. PLC-ADR               4,000        353,000
  Devon Energy Corporation                    1,500         52,406
  Exxon Corporation                          12,600        898,538
  Mobil Corporation                          10,000        766,250
  Noble Affiliates, Inc.                      2,800        106,400
  Phillips Petroleum Company                  4,100        197,569
  Repsol SA-ADR                               3,400        187,000
  Royal Dutch Petroleum Company              13,600        745,450
  Texaco, Inc.                                2,300        137,281
  Tosco Corporation                           3,000         88,125
  USX-Marathon Group                          7,000        240,188
  Veritas DGC, Inc.*                          1,500         74,906

PRECISION INSTRUMENT - 0.2%
  Dionex Corporation*                         2,000         52,750
  Roper Industries, Inc.                      2,000         52,250
  Teleflex, Inc.                              2,000         76,250

PRINTING - 0.2%
  R. R. Donnelley & Sons Company              2,500        114,375
  Valassis Communications, Inc.*              1,600         61,700

PUBLISHING - 0.5%
  Harcourt General, Inc.                      1,700        101,150
  McGraw-Hill, Inc.                           4,000        326,250
  Meredith Corporation                        1,800         84,488
  Value Line, Inc.                            2,500         95,625

RAILROAD - 0.4%
  Kansas City Southern Ind., Inc.             4,500        223,313
  Norfolk Southern Corporation                8,100        241,481

REAL ESTATE INVESTMENT MANAGEMENT - 0.2%
  LaSalle Partners, Inc.*                     2,200         96,525
  LNR Property Corporation                    1,700         44,200
  Security Capital Group, Inc.*               3,400         90,525

REAL ESTATE INVESTMENT TRUST - 1.3%
  CarrAmerica Realty Corporation              5,000        141,875
  Federal Realty Investment Trust             4,800        115,500
  Meditrust Corporation                       5,407        150,720
  National Health Investors, Inc.             1,600         53,000
  Nationwide Health Properties, Inc.          7,500        179,063
  Security Capital Industrial Trust           7,908        197,700
  Security Capital Pacific Trust              2,000         45,000
  Simon DeBartolo Group, Inc.                 3,400        110,500
  Starwood Lodging Trust                      5,000        241,563
  United Dominion Realty Trust, Inc.          8,124        112,721
  Weingarten Realty Investors                 3,200        133,800

RECREATION - 0.8%
  Brunswick Corporation                       3,000         74,063
  Carnival Corporation                        4,000        158,500
  Harley-Davidson, Inc.                       4,000        155,000
  Time Warner, Inc.                           2,200        187,963
  Walt Disney Company                         3,000        315,188

RESTAURANT - 0.2%
  McDonald's Corporation                      2,500        172,500
  Outback Steakhouse, Inc.*                   2,250         87,750

RETAIL STORE - 2.5%
  AutoZone, Inc.*                             2,400         76,650
  Bed Bath & Beyond, Inc.*                    4,000        207,250
  Borders Group, Inc.*                        3,000        111,000
  CDW Computer Centers, Inc.*                 1,000         50,000
  Circuit City Stores, Inc.                   2,200        103,125
  CompUSA, Inc.*                              2,200         40,150

                   See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1998
------------------------------------------------------------------

                                                       Market
Common Stock                                 Shares    Value
------------------------------------------   --------- -----------
RETAIL STORE - 2.5% (Continued)
  Consolidated Stores Corporation*            1,900    $    68,875
  CVS Corporation                             1,600         62,300
  Dayton Hudson Corporation                   8,000        388,000
  Dollar General Corporation                  7,812        309,062
  J.C. Penney Company                         1,618        117,002
  Lands' End, Inc.*                           2,200         69,850
  Men's Wearhouse, Inc.*                      2,250         74,250
  MSC Industrial Direct Co., Inc.*            3,000         85,500
  OfficeMax, Inc.*                            3,400         56,100
  Sears, Roebuck & Company                    3,900        238,144
  Starbucks Corporation*                      4,000        213,750
  Tandy Corporation                           3,200        169,800
  Tiffany & Company                           2,300        110,400
  TJX Companies, Inc.                         4,400        107,250
  Viking Office Products, Inc.*               2,200         69,025
  Williams-Sonoma, Inc.*                      3,000         95,438
  Zale Corporation*                           2,200         69,988

SECURITIES BROKERAGE - 0.8%
  Bear Stearns Companies, Inc.                2,791        158,389
  Charles Schwab Corporation                  4,500        146,250
  Investment Technology Group*                2,900         79,750
  Merrill Lynch & Company, Inc.               2,400        221,400
  Morgan Stanley, Dean Witter and Co.         4,000        365,500

SEMICONDUCTOR - 1.0%
  Analog Devices, Inc.*                       2,400         58,950
  Applied Materials, Inc.*                    1,500         44,250
  Intel Corporation                           4,800        355,800
  Lattice Semiconductor Corporation*            800         22,725
  Linear Technology Corporation               2,200        132,688
  Maxim Integrated Products, Inc.*            4,800        152,100
  Motorola, Inc.                              2,500        131,406
  SDL, Inc.*                                  1,500         35,813
  Texas Instruments, Inc.                     4,800        279,900

SHOE - 0.0%
  Wolverine World Wide, Inc.                  2,362         51,964

STEEL - 0.1%
  Nucor Corporation                           2,300        105,800

TELECOMMUNICATIONS EQUIPMENT - 0.4%
  Ascend Communications, Inc.*                2,050        101,603
  Aspect Telecommunications Corp.*            2,000         54,750
  Coherent Commun. Systems Corp.*             1,500         70,219
  DSP Communications, Inc.*                   1,600         22,000
  Tellabs, Inc.*                              2,400        171,900

TELECOMMUNICATIONS SERVICE - 3.2%
  360 Communications Company*                 2,400         76,800
  ALLTEL Corporation                          4,500        209,250
  Ameritech Corporation                       6,000        265,875
  AT&T Corporation                            1,500         85,688
  Bell Atlantic Corporation                   8,200        374,125
  BellSouth Corporation                      10,000        671,250
  Centennial Cellular Corporation*            1,000         37,313
  Cincinnati Bell, Inc.                       5,000        143,125
  GTE Corporation                            11,500        639,688
  Intermedia Communications, Inc.*            2,400        100,650
  Powertel, Inc.*                             2,500         46,250
  SBC Communications, Inc.                   11,800        472,000
  Southern New England Tele. Corp.            2,700        176,850
  Sprint Corporation                          3,200        228,400
  United States Cellular Corporation*         1,100         33,825
  US West, Inc.                                   0             11
  WorldCom, Inc.*                             2,700        130,781

TEXTILE - 0.0%
  Unifi, Inc.                                 1,300         44,525

                   See Notes To Financial Statements

              ADVANCE CAPITAL I, INC. - BALANCED FUND
                PORTFOLIO OF INVESTMENTS (UNAUDITED)
                             JUNE 30, 1998
------------------------------------------------------------------

                                                       Market
Common Stock                                 Shares    Value
------------------------------------------   --------- -----------
THRIFT - 0.6%
  Fannie Mae                                  6,800    $   413,100
  Freddie Mac                                 4,000        188,250
  JSB Financial, Inc.                         1,500         87,844

TIRE & RUBBER - 0.1%
  Goodyear Tire & Rubber Company              2,600        167,538

TOBBACO - 0.6%
  Fortune Brands, Inc.                        2,000         76,875
  Philip Morris Companies, Inc.              12,900        507,938
  UST, Inc.                                   3,000         81,000

TOILETRIES / COSMETICS - 0.5%
  Alberto-Culver Company                      1,400         40,600
  Gillette Company                            6,000        340,125
  Int'l Flavors & Fragrances, Inc.            5,000        217,188

TOYS - 0.1%
  Mattel, Inc.                                3,125        132,227

TRUCKING & TRANSPORT LEASING - 0.1%
  Werner Enterprise, Inc.                     3,937         75,049

WATER UTILITY - 0.1%
  American Water Works Co., Inc.              5,500        170,500
                                                       -----------
TOTAL COMMON STOCK - 57.4%
  (Cost $32,921,738)                                   $66,965,476
                                                       ===========


*Securities are non-income producing

                   See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC. - BALANCED FUND
                             PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                       JUNE 30, 1998
---------------------------------------------------------------------------

                                              S & P
                                              Credit                             Principal      Market
Fixed Income Securities                       Rating      Coupon    Maturity     Amount         Value
------------------------------------------    ---------   -------   ----------   ------------   --------------
AEROSPACE / DEFENSE - 1.1%
   B.F. Goodrich Company                      A-          6.800     02/01/18     $  500,000     $    515,950
   Lockheed Martin Corporation                BBB+        9.375     10/15/99        100,000          104,158
   Lockheed Martin Corporation                BBB+        7.650     05/01/16        500,000          560,899
   Rockwell International Corp.               AA          8.875     09/15/99        100,000          103,513

AIR TRANSPORT - 0.4%
   Federal Express Corporation                BBB+        8.760     05/22/15        350,000          416,500

AUTO & TRUCK - 0.5%
   General Motors Corporation                 A           9.125     07/15/01        500,000          540,095

BANK - 5.5%
   Bankers Trust Corporation                  A-          7.250     10/15/11        500,000          532,226
   Chase Manhattan Corp.                      A           6.750     08/15/08        400,000          413,309
   Comerica Bank                              A-          7.125     12/01/13        500,000          522,500
   Dresdner Bank - NY                         AA-         7.250     09/15/15        500,000          532,694
   First Chicago NBD Corporation              A           8.100     03/01/02        500,000          520,625
   First Union Corporation                    A-          8.000     08/15/09        500,000          544,565
   First Union Corporation                    A-          9.450     06/15/99        100,000          103,133
   MBNA America Bank, N.A.                    BBB         6.750     03/15/08        500,000          509,098
   Morgan, J.P. & Company                     AA-         8.500     08/15/03        500,000          551,048
   NationsBank Corporation                    A           6.500     03/15/06        500,000          509,507
   Republic New York Corporation              AA-         7.000     03/22/11        500,000          535,701
   Royal Bank of Scotland                     A+          6.375     02/01/11        500,000          498,607
   Swiss Bank Corp.-NY                        AA          7.375     07/15/15        500,000          558,749

BEVERAGE - 0.4%
   Anheuser Busch Companies, Inc.             A+          7.125     07/01/17        350,000          367,911
   Anheuser Busch Companies, Inc.             A+          8.500     03/01/17        115,000          119,369

BUILDING MATERIALS - 0.5%
   Masco Corporation                          A-          7.125     08/15/13        500,000          533,383

CHEMICAL - 0.5%
   Monsanto Company                           A           8.875     12/15/09        500,000          607,369

COMPUTER & PERIPHERALS - 0.4%
   Dell Computer Corporation                  BBB         6.550     04/15/08        500,000          504,649

                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC. - BALANCED FUND
                             PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                       JUNE 30, 1998
---------------------------------------------------------------------------

                                              S & P
                                              Credit                             Principal      Market
Fixed Income Securities                       Rating      Coupon    Maturity     Amount         Value
------------------------------------------    ---------   -------   ----------   ------------   --------------
COMPUTER SOFTWARE & SERVICES - 0.4%
   Computer Associates International, Inc.    A-          6.500     04/15/08     $  500,000     $    496,950

DIVERSIFIED - 1.8%
   Service Corp. International                BBB+        7.700     04/15/09        500,000          552,788
   Tenneco, Inc.                              BBB         7.625     06/15/17        500,000          545,395
   Textron, Inc.                              A-          8.750     07/01/22        500,000          554,140
   Tyco International Ltd.                    A-          6.375     06/15/05        500,000          499,583

ELECTRIC & GAS UTILITIES - 5.3%
   Alabama Power Company                      A+          8.500     05/01/22        500,000          529,796
   Dayton Power & Light Company               AA-         8.150     01/15/26        500,000          549,176
   Delmarva Power & Light Co.                 A           8.500     02/01/22        500,000          549,000
   Duke Energy Corporation                    AA-         6.375     03/01/08        500,000          496,250
   Florida Power Corporation                  AA-         8.000     12/01/22        500,000          544,319
   Florida Power & Light Company              AA-         7.875     01/01/13        500,000          524,053
   Georgia Power Company                      A+          7.625     03/01/23        450,000          470,530
   Hydro Quebec                               A+          7.000     03/01/05        500,000          519,904
   Potomac Edison Company                     A+          7.750     05/01/25        500,000          539,339
   Public Service Electric & Gas              A-          7.000     09/01/24        200,000          201,250
   Union Electric Company                     AA-         8.750     12/01/21        500,000          555,592
   Virginia Electric & Power Company          A           8.000     03/01/04        500,000          544,732

FINANCIAL SERVICES - 4.9%
   Dean Witter Discover & Company             A+          6.750     10/15/13        500,000          511,499
   Deere, John Capital Corporation            A           8.625     08/01/19        500,000          536,250
   Dow Capital BV                             A           8.700     05/15/22        250,000          290,544
   Fairfax Financial Holdings                 BBB+        8.250     10/01/15        500,000          555,530
   Fletcher Challenge Capital Canada, Inc.    BBB         8.250     06/20/16        500,000          572,163
   Ford Holdings, Inc.                        A           9.250     03/01/00        475,000          499,509
   General Electric Capital Corporation       AAA         7.750     03/15/02        500,000          531,372
   IBM Credit Corporation                     A+          6.750     12/24/07        500,000          498,478
   Santander Finance Issuances                A+          6.375     02/15/11        500,000          489,971
   Sears Roebuck Acceptance Corp.             A-          6.875     10/15/17        500,000          511,457
   SunAmerica, Inc.                           A           8.125     04/28/23        500,000          570,127

FOOD PROCESSING - 0.6%
   Kraft, Inc.                                A           8.500     02/15/17        207,000          214,830
   Nabisco, Inc.                              BBB         7.050     07/15/07        500,000          504,729

                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC. - BALANCED FUND
                             PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                       JUNE 30, 1998
---------------------------------------------------------------------------

                                              S & P
                                              Credit                             Principal      Market
Fixed Income Securities                       Rating      Coupon    Maturity     Amount         Value
------------------------------------------    ---------   -------   ----------   ------------   --------------

FOREIGN GOVERNMENT - 1.4%
   Province of Nova Scotia                    A-          7.250     07/27/13     $  500,000     $    541,972
   Province of Quebec                         A+          8.800     04/15/03        350,000          389,326
   Province of Saskatchewan                   A           9.375     12/15/20        525,000          722,341

FOREIGN TELECOMMUNICATIONS - 0.4%
   Cable & Wireless Communications plc        A-          6.750     03/06/08        500,000          511,985

GROCERY - 0.4%
   SUPERVALU INC.                             BBB+        6.640     06/09/06        500,000          513,705

HOTEL / GAMING - 0.4%
   ITT Corporation                            BBB         7.375     11/15/15        500,000          466,569

INDUSTRIAL SERVICES - 0.4%
   ServiceMaster Company                      BBB         7.100     03/01/18        500,000          495,155

INSURANCE - 2.3%
   Chubb Corporation                          AA+         8.750     11/15/99         39,000           39,929
   CIGNA Corporation                          A           8.250     01/01/07        500,000          553,909
   CNA Financial Corporation                  A-          6.950     01/15/18        500,000          502,815
   Leucadia National Corporation              BBB+        7.750     08/15/13        500,000          523,769
   MBIA, Inc.                                 AA          9.375     02/15/11        500,000          638,666
   Metropolitan Life Insurance Co.*           A+          7.450     11/01/23        450,000          475,020

MACHINERY - 0.9%
   Case Corporation                           A-          7.250     01/15/16        500,000          522,335
   Clark Equipment Company                    A-          8.000     05/01/23        500,000          584,417

MEDICAL SUPPLIES - 1.0%
   Cardinal Health, Inc.                      A           6.000     01/15/06        500,000          496,688
   Johnson & Johnson                          AAA         8.720     11/01/24        550,000          639,775

METALS & MINING - 0.5%
   Placer Dome, Inc.                          BBB         7.750     06/15/15        500,000          545,884

NATURAL GAS - 0.4%
   Enron Corporation                          BBB+        7.000     08/15/23        500,000          493,623

                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC. - BALANCED FUND
                             PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                       JUNE 30, 1998
---------------------------------------------------------------------------

                                              S & P
                                              Credit                             Principal      Market
Fixed Income Securities                       Rating      Coupon    Maturity     Amount         Value
------------------------------------------    ---------   -------   ----------   ------------   --------------
NEWSPAPER - 0.1%
   Knight-Ridder, Inc.                        A           9.875     04/15/09     $  100,000     $    129,522

OFFICE EQUIPMENT & SUPPLIES - 0.2%
   Xerox Corporation                          A           9.750     03/15/00        200,000          212,247

PACKAGING & CONTAINER - 0.4%
   Crown Cork & Seal Company, Inc.            BBB         8.375     01/15/05        390,000          431,424

PAPER & FOREST PRODUCTS - 0.4%
   Weyerhaeuser Company                       A           6.950     08/01/17        500,000          518,829

PETROLEUM - 1.6%
   Atlantic Richfield Company                 A           8.500     04/01/12        250,000          300,172
   Louisiana Land & Exploration Co.           A-          7.625     04/15/13        500,000          552,372
   OXY USA, Inc.                              BBB         7.000     04/15/11        525,000          520,270
   Phillips Petroleum Company                 A-          8.860     05/15/22        500,000          545,000

PUBLISHING - 0.5%
   News America Holdings                      BBB-        8.000     10/17/16        500,000          550,144

REAL ESTATE INVESTMENT MANAGEMENT - 0.5%
   Rodamco N.V.                               AA          7.750     05/15/15        500,000          563,464

RENTAL AUTO / EQUIPMENT - 0.4%
   The Hertz Corporation                      BBB+        6.625     05/15/08        500,000          502,360

RESTAURANT - 0.4%
   Darden Restaurants, Inc.                   BBB         7.125     02/01/16        500,000          499,750

RETAIL STORE - 0.7%
   Dayton Hudson Corporation                  BBB+        9.625     02/01/08        200,000          246,234
   Pep Boys-Manny, Moe & Jack                 BBB+        7.000     06/01/05        500,000          517,820

SECURITIES BROKERAGE - 1.2%
   Bear Stearns Companies, Inc.               A           7.250     10/05/06        500,000          528,751
   Lehman Brothers Holdings, Inc.             A           8.500     08/01/15        500,000          596,873
   Merrill Lynch & Company, Inc.              AA-         7.190     08/07/12        300,000          310,067

                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC. - BALANCED FUND
                             PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                       JUNE 30, 1998
---------------------------------------------------------------------------

                                              S & P
                                              Credit                             Principal      Market
Fixed Income Securities                       Rating      Coupon    Maturity     Amount         Value
------------------------------------------    ---------   -------   ----------   ------------   --------------
SEMICONDUCTOR - 0.4%
   Applied Materials, Inc.                    BBB+        7.125     10/15/17     $  500,000     $    515,265

TELECOMMUNICATIONS SERVICE - 2.4%
   AT&T Corporation                           AA-         7.125     01/15/02        500,000          515,108
   GTE Corporation                            A           6.460     04/15/08        500,000          497,853
   MCI Communications Corporation             A           7.750     03/15/24        500,000          526,850
   Michigan Bell Telephone                    AAA         7.500     02/15/23        500,000          528,269
   NYNEX Corporation                          A+          7.375     12/15/11        250,000          253,437
   Southwestern Bell Telephone Company        AA          7.375     05/01/12        525,000          532,875

TOBACCO - 0.4%
   Philip Morris Companies, Inc.              A           9.000     01/01/01        400,000          424,946

U.S. GOVERNMENT - 0.9%
   U.S. Treasury                                          6.500     08/15/05      1,000,000        1,055,156

TOTAL FIXED-INCOME SECURITIES - 40.9%
   (Cost $45,442,011)                                                                             47,697,755

TOTAL COMMON STOCK - 57.4%
   (Cost $32,921,738)                                                                             66,965,476
                                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES - 98.3%
   (Cost $78,363,749)                                                                           $114,663,231
                                                                                                ==============



* Security exempt from registration under Rule 144A of the Securities
  Act of 1933

                             See Notes To Financial Statements

                   ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                          PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      JUNE 30, 1998
 ---------------------------------------------------------------------------

                                             S & P
                                             Credit     Maturity                 Principal       Market
Fixed Income Securities                      Rating     Date         Coupon      Amount          Value
------------------------------------------   --------   ----------   --------   -----------   ------------
ADVERTISING - 1.1%
   Heritage Media Corporation                BB+        02/15/06      8.750     $   500,000   $    540,984
   Lamar Advertising Company                 B          12/01/06      9.625         700,000        748,485
   Outdoor Systems, Inc.                     B          06/15/07      8.875       1,000,000      1,041,898

AEROSPACE / DEFENSE - 1.1%
   AAR Corporation                           BBB        10/15/03      7.250         500,000        502,869
   Lockheed Martin Corporation               BBB+       03/15/23      7.875         500,000        545,317
   McDonnell Douglas Corporation             AA         04/01/12      9.750       1,000,000      1,305,919

AIR TRANSPORT - 2.6%
   AMR Corporation                           BBB-       08/01/12      9.000       1,000,000      1,204,055
   AMR Corporation                           BBB-       03/15/00      9.750         100,000        105,628
   Delta Air Lines, Inc.                     BBB-       02/01/11     10.375         500,000        655,957
   Federal Express Corporation               BBB+       01/01/15      7.630       1,000,000      1,105,286
   Northwest Airlines Corporation            BB         03/15/07      8.700       1,000,000      1,050,307
   United Airlines, Inc.                     BB+        07/15/21     10.250         500,000        692,731
   United Airlines, Inc.                     BB+        08/15/21      9.750         500,000        663,875

APPAREL - 0.5%
   Phillips-Van Heusen Corp.                 BB         11/15/23      7.750       1,000,000      1,015,575

AUTO PARTS - 1.2%
   Federal-Mogul Corporation                 BB+        07/01/06      7.750         500,000        499,820
   JPS Automotive Products Corp.             B          06/15/01     11.125         500,000        544,078
   Titan International, Inc.                 BB-        04/01/07      8.750       1,000,000      1,030,000
   Walbro Corporation                        B+         07/15/05      9.875         500,000        484,115

AUTO & TRUCK - 1.6%
   Ford Motor Company                        A          11/15/22      8.875       2,000,000      2,242,070
   General Motors Corporation                A          06/15/24      8.100       1,000,000      1,116,055

BANK - 6.5%
   Banc One Corporation                      A+         07/15/25      7.750       1,000,000      1,138,239
   Bank of Boston Corporation                BBB+       12/01/05      6.625       1,000,000      1,017,950
   Bankers Trust Corporation                 A-         11/15/15      7.500       1,500,000      1,607,961
   Chase Manhattan Corp.                     A          10/15/08      6.125       1,000,000        986,250
   Comerica Bank                             A-         12/01/13      7.125       1,000,000      1,045,000
   Dresdner Bank - NY                        AA-        09/15/15      7.250       1,000,000      1,065,389

                             See Notes To Financial Statements

                   ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                          PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      JUNE 30, 1998
 --------------------------------------------------------------------------

                                             S & P
                                             Credit     Maturity                 Principal       Market
Fixed Income Securities                      Rating     Date         Coupon      Amount          Value
------------------------------------------   --------   ----------   --------   -----------   ------------
BANK - 6.5% (Continued)
   First Union Corporation                   A-         08/15/09      8.000     $   500,000   $    544,565
   KeyCorp                                   BBB+       03/15/06      6.750       1,000,000      1,031,804
   NCNB Corporation                          A          07/15/15     10.200       1,000,000      1,380,965
   Republic New York Corporation             AA-        05/15/21      9.125       1,000,000      1,297,959
   Royal Bank of Scotland                    A+         02/01/11      6.375       1,000,000        997,213
   Swiss Bank Corp.-NY                       AA         06/15/17      7.375       1,000,000      1,087,365
   Westpac Banking Corporation               A+         08/15/01      9.125         500,000        542,177

BEVERAGE - 0.5%
   Anheuser Busch Companies, Inc.            A+         07/01/17      7.125       1,000,000      1,051,313

BROADCASTING / CABLE TV - 6.0%
   CSC Holdings, Inc.                        BB-        05/15/06      9.875         750,000        822,390
   Century Communications Corp.              BB-        02/15/02      9.750         250,000        264,176
   Century Communications Corp.              BB-        03/01/05      9.500       1,000,000      1,081,500
   Chancellor Media Corporation              B          06/15/07      8.750         750,000        776,610
   Comcast Cablevision                       BB+        01/15/08      9.500         500,000        530,744
   Comcast Cablevision                       BB+        05/15/05      9.375         500,000        534,023
   Continental Cablevision, Inc.             BBB        08/01/13      9.500         500,000        593,480
   Fox Family Worldwide, Inc.                B          11/01/07      9.250       1,000,000        983,706
   Jacor Communications Company              B          12/15/06      9.750         750,000        803,758
   Jones Intercable, Inc.                    BB+        04/01/07      8.875         500,000        535,822
   Jones Intercable, Inc.                    BB-        03/01/08     10.500         700,000        770,852
   Lenfest Communications, Inc.              BB+        11/01/05      8.375       1,000,000      1,053,724
   Rogers Cablesystems Ltd.                  BB+        03/15/05     10.000         500,000        547,380
   Sinclair Broadcast Group, Inc.            B          09/30/05     10.000         500,000        537,799
   Tele-Communications, Inc.                 BBB-       01/15/23      9.250         760,000        860,439
   Tele-Communications, Inc.                 BBB-       02/15/23      8.750         500,000        551,153
   Turner Broadcasting System, Inc.          BBB-       07/01/13      8.375         750,000        855,466
   Young Broadcasting, Inc.                  B          06/15/07      8.750         750,000        773,799

CHEMICAL - 1.5%
   Borden Chemicals and Plastics, L.P.       BB         05/01/05      9.500         500,000        502,664
   duPont, E.I. de Nemours & Co.             AA-        01/15/22      8.250       1,000,000      1,090,524
   Eastman Chemical Company                  BBB+       01/15/24      7.250       1,000,000      1,047,535
   Union Carbide Chemicals & Plastics Co.    BBB        04/01/23      7.875         600,000        659,575

COMPUTER & PERIPHERALS - 0.6%
   International Business Machines Corp.     A+         11/01/19      8.375       1,000,000      1,206,250

                             See Notes To Financial Statements

                   ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                          PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      JUNE 30, 1998
---------------------------------------------------------------------------

                                             S & P
                                             Credit     Maturity                 Principal       Market
Fixed Income Securities                      Rating     Date         Coupon      Amount          Value
------------------------------------------   --------   ----------   --------   -----------   ------------
DIVERSIFIED - 0.6%
   Tenneco, Inc.                             BBB        11/15/12      9.200     $   500,000   $    606,870
   Textron, Inc.                             A-         07/01/22      8.750         581,000        643,910

ELECTRIC & GAS UTILITIES - 8.7%
   Alabama Power Company                     A+         12/01/24      9.000       1,000,000      1,090,917
   Cleveland Electric Illuminating Company   BB+        08/01/12      8.375         500,000        512,500
   Dayton Power & Light Company              AA-        01/15/26      8.150       1,000,000      1,098,352
   Florida Power & Light Company             AA-        01/01/13      7.875       1,000,000      1,048,106
   FPL Group Capital, Inc.                   A+         05/01/13      7.625       1,025,000      1,062,637
   Georgia Power Company                     A+         02/01/23      7.950         852,000        892,119
   Hydro Quebec                              A+         01/15/22      8.400         850,000      1,045,344
   Illinois Power Co.                        BBB        02/15/23      8.000       1,000,000      1,042,500
   Indianapolis Power & Light Co.            AA-        02/01/24      7.050       1,000,000      1,028,232
   Long Island Lighting Company              A-         07/15/19      8.900         473,000        503,478
   New Orleans Public Service, Inc.          BBB        03/01/23      8.000         600,000        631,377
   Northern Illinois Gas Company             AA         08/15/21      8.875       1,000,000      1,058,193
   Philadelphia Electric Company             BBB+       09/01/22      8.250       1,000,000      1,046,522
   Potomac Edison Company                    A+         06/01/24      8.000       1,000,000      1,093,553
   Potomac Electric Power Company            A          06/01/21      9.000       1,000,000      1,105,657
   Public Service Electric & Gas             A-         09/01/24      7.000       1,000,000      1,006,250
   Southern California Gas Company           AA-        10/01/21      8.750       1,000,000      1,093,910
   Virginia Electric & Power Company         A          10/01/24      8.625       1,000,000      1,137,413
   West Penn Power Company                   A+         08/01/24      8.125       1,000,000      1,081,602

ELECTRICAL EQUIPMENT - 0.9%
   Philips Electronics N.V.                  BBB+       08/15/13      7.250       1,000,000      1,060,786
   Westinghouse Electric Corp.               BB         08/01/12      8.625         750,000        814,792

ENVIRONMENTAL - 0.8%
   American Eco Corporation                  BB-        05/15/08      9.625         500,000        500,000
   Laidlaw, Inc.                             BBB+       05/15/23      8.250       1,000,000      1,149,801

FINANCIAL SERVICES - 5.1%
   AMRESCO, Inc.                             B          03/15/04     10.000       1,000,000      1,042,500
   Auburn Hills Trust                        A          05/01/20     12.000         400,000        660,133
   ContiFinancial Corporation                BB+        04/01/08      8.125       1,000,000      1,016,000
   CRA Finance USA, Ltd.                     AA-        12/01/13      7.125         500,000        538,671
   Dean Witter Discover & Company            A+         10/15/13      6.750       1,250,000      1,278,748
   Dow Capital BV                            A          05/15/22      8.700       1,000,000      1,162,178

                             See Notes To Financial Statements

                   ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                          PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      JUNE 30, 1998
 --------------------------------------------------------------------------

                                             S & P
                                             Credit     Maturity                 Principal       Market
Fixed Income Securities                      Rating     Date         Coupon      Amount          Value
------------------------------------------   --------   ----------   --------   -----------   ------------
FINANCIAL SERVICES - 5.1% (Continued)
   Fairfax Financial Holdings                BBB+       10/01/15      8.250     $ 1,500,000   $  1,666,590
   Fletcher Challenge Capital Canada, Inc.   BBB        06/20/16      8.250       1,000,000      1,144,327
   Imperial Credit Industries, Inc.          B+         01/15/07      9.875         500,000        493,180
   Sears Roebuck Acceptance Corp.            A-         10/15/17      6.875         500,000        511,457
   SunAmerica, Inc.                          A          04/28/23      8.125       1,250,000      1,425,318

FOOD PROCESSING - 0.8%
   Chiquita Brands Int'l, Inc.               B+         01/15/04      9.625       1,000,000      1,035,179
   ConAgra, Inc.                             BBB        03/01/21      9.750         500,000        672,266

FOREIGN GOVERNMENT - 2.2%
   Province of Newfoundland                  BBB+       10/22/22      8.650       1,000,000      1,261,225
   Province of Nova Scotia                   A-         07/27/13      7.250       1,000,000      1,083,943
   Province of Quebec                        A+         12/01/26      8.625       1,000,000      1,252,297
   Province of Saskatchewan                  A          02/01/13      8.000       1,000,000      1,176,190

HOMEBUILDING - 2.9%
   Beazer Homes USA, Inc.                    B+         04/01/08      8.875       1,000,000      1,007,500
   D.R. Horton, Inc.                         BB         04/15/06     10.000         500,000        546,239
   Hovnanian Enterprises, Inc.               B          06/01/05      9.750         500,000        499,820
   M.D.C. Holdings, Inc.                     BB-        02/01/08      8.375       1,000,000        998,134
   Ryland Group, Inc.                        B+         07/15/02     10.500       1,050,000      1,095,522
   Standard Pacific Corp.                    BB         06/15/07      8.500       1,000,000        998,683
   U.S. Home Corporation                     BB-        08/15/07      8.880       1,000,000      1,019,816

HOTEL / GAMING - 3.6%
   Boyd Gaming Corporation                   BB         10/01/03      9.250       1,000,000      1,036,603
   Circus Circus Enterprises                 BB+        07/15/13      7.625         450,000        435,973
   Empress River Casino Finance Corp.        BB         04/01/02     10.750         500,000        517,948
   Grand Casinos, Inc.                       BB         12/01/03     10.125       1,000,000      1,079,243
   Hilton Hotels Corporation                 BBB        12/15/09      7.200       1,000,000        990,132
   Host Marriott Travel Plaza                BB-        05/15/05      9.500       1,000,000      1,053,075
   ITT Corporation                           BBB        11/15/15      7.375       1,000,000        933,137
   Prime Hospitality Corp.                   BB         01/15/06      9.250       1,000,000      1,039,570
   Station Casinos                           B+         06/01/03      9.625         500,000        516,123

INSURANCE - 6.5%
   Aetna Services, Inc.                      A          01/15/17      8.000       1,050,000      1,055,786
   American Financial Group, Inc.            BBB        12/15/07      7.125       1,000,000      1,018,440

                             See Notes To Financial Statements

                   ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                          PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      JUNE 30, 1998
 --------------------------------------------------------------------------

                                             S & P
                                             Credit     Maturity                 Principal       Market
Fixed Income Securities                      Rating     Date         Coupon      Amount          Value
------------------------------------------   --------   ----------   --------   -----------   ------------
INSURANCE - 6.5% (Continued)
   CIGNA Corporation                         A          03/01/23      7.650     $   500,000   $    541,101
   CNA Financial Corporation                 A-         11/15/23      7.250       1,000,000      1,035,630
   CNA Financial Corporation                 A-         01/15/18      6.950         500,000        502,815
   Continental Corporation                   BBB-       08/15/12      8.375         600,000        704,687
   Kaufman & Broad Home Corp.                B+         05/01/03      9.375       1,000,000      1,027,653
   Leucadia National Corporation             BBB+       08/15/13      7.750         910,000        953,259
   Loews Corporation                         AA-        10/15/23      7.000       1,000,000      1,001,191
   MBIA, Inc.                                AA         10/01/22      8.200       2,000,000      2,195,643
   Metropolitan Life Insurance Co.*          A+         11/01/23      7.450         550,000        580,580
   New York Life Insurance Company           AA-        12/15/23      7.500       1,000,000      1,040,000
   Penncorp Financial Group, Inc.            BB-        12/15/03      9.250         500,000        510,235
   Reliance Group Holdings, Inc.             BB+        11/15/00      9.000       1,000,000      1,047,850
   Vesta Insurance Group                     BBB-       07/15/25      8.750         500,000        608,552

MACHINERY - 0.3%
   Clark Equipment Company                   A-         05/01/23      8.000         500,000        584,417

MEDICAL SERVICES - 1.2%
   Abbey Healthcare Group, Inc.              B+         11/01/02      9.500         500,000        487,809
   Beverly Enterprises, Inc.                 B+         02/15/06      9.000         500,000        529,239
   HEALTHSOUTH Corporation                   BBB-       04/01/01      9.500         500,000        519,372
   Tenet Healthcare Corporation              BB-        01/15/07      8.625       1,000,000      1,033,456

MEDICAL SUPPLIES - 0.3%
   Cardinal Health, Inc.                     A          02/15/04      6.500         700,000        714,721

METALS & MINING - 1.3%
   Alcan Aluminum Ltd.                       A-         01/15/22      8.875       1,000,000      1,110,895
   Inco Ltd.                                 BBB-       06/15/22      9.600         500,000        565,738
   Placer Dome, Inc.                         BBB        06/15/15      7.750       1,000,000      1,091,767

NATURAL GAS - 1.4%
   AmeriGas Partners, L.P.                   BB+        04/15/07     10.125       1,200,000      1,299,803
   Consolidated Natural Gas Company          AA-        12/01/11      8.625         154,000        158,620
   Ferrellgas Partners, L.P.                 B+         06/15/06      9.375         500,000        508,262
   Seagull Energy                            BB+        08/01/05      8.625       1,000,000      1,021,967

NEWSPAPER - 0.5%
   Hollinger International, Inc.             BB-        02/01/06      9.250         500,000        521,520
   Hollinger International, Inc.             BB-        03/15/07      9.250         500,000        527,382

                             See Notes To Financial Statements

                   ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                          PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      JUNE 30, 1998
 --------------------------------------------------------------------------

                                             S & P
                                             Credit     Maturity                 Principal       Market
Fixed Income Securities                      Rating     Date         Coupon      Amount          Value
------------------------------------------   --------   ----------   --------   -----------   ------------
OILFIELD SERVICES - 3.0%
   Dailey International, Inc.                B          02/15/08      9.500     $   500,000   $    511,334
   Dawson Production Services, Inc.          B+         02/01/07      9.375       1,000,000      1,025,227
   Husky Oil, Ltd.                           BBB        11/15/16      7.550       1,000,000      1,030,000
   J. Ray McDermott, S.A.                    BB+        07/15/06      9.375         500,000        535,771
   Lomak Petroleum, Inc.                     B          01/15/07      8.750       1,000,000        985,861
   Offshore Logistics, Inc.                  BB         01/15/08      7.875         500,000        496,918
   Trico Marine Services, Inc.               BB-        08/01/05      8.500       1,000,000      1,032,590
   Veritas DGC, Inc.                         BB+        10/15/03      9.750         750,000        812,840

PACKAGING & CONTAINERS - 1.3%
   Container Corp. of America                B+         04/01/03      9.750         400,000        430,302
   Crown Cork & Seal Company, Inc.           BBB        04/15/23      8.000       1,500,000      1,592,205
   Stone Container Corporation               B          02/01/01      9.875         750,000        766,557

PAPER & FOREST PRODUCTS - 2.1%
   Bowater, Inc.                             BBB        10/15/12      9.500         700,000        872,305
   Champion International Corporation        BBB        09/01/23      7.625       1,500,000      1,551,951
   Georgia-Pacific Corporation               BBB-       07/01/22      9.125       1,000,000      1,106,361
   Sweetheart Corporation, Inc.              B+         09/01/00      9.625       1,000,000      1,001,119

PETROLEUM - 4.9%
   ANR Pipeline Company                      BBB        11/01/21      9.625       1,000,000      1,306,350
   Clark Oil & Refining Corporation          BB         09/15/04      9.500         650,000        666,715
   Clark USA, Inc.                           B+         12/01/05     10.875         500,000        545,000
   Diamond Shamrock R & M, Inc.              BBB        04/01/23      8.000         600,000        642,863
   Kerr-McGee Corporation                    A-         11/01/11      7.000       1,500,000      1,489,095
   Louisiana Land & Exploration Co.          A-         04/15/13      7.625       1,000,000      1,104,744
   NOVA Gas Transmission                     A-         04/01/23      7.875         600,000        690,482
   OXY USA, Inc.                             BBB        04/15/11      7.000       1,000,000        990,991
   Phillips Petroleum Company                A-         01/01/23      8.490       1,000,000      1,115,000
   USX Corporation                           BBB-       02/15/12      9.375         750,000        926,950
   Vintage Petroleum, Inc.                   B+         12/15/05      9.000       1,000,000      1,053,244

PUBLISHING - 0.9%
   K-III Communications Corporation          BB-        06/01/04     10.250         750,000        805,658
   News America Holdings                     BBB-       08/10/18      8.250       1,000,000      1,128,122

RAILROAD - 1.0%
   Kansas City Southern Industries, Inc.     BBB-       07/01/22      8.800         500,000        546,411
   Union Pacific Corporation                 BBB-       05/01/25      8.350       1,500,000      1,625,624

                             See Notes To Financial Statements

                   ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                          PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      JUNE 30, 1998
 --------------------------------------------------------------------------

                                             S & P
                                             Credit     Maturity                 Principal       Market
Fixed Income Securities                      Rating     Date         Coupon      Amount          Value
------------------------------------------   --------   ----------   --------   -----------   ------------
REAL ESTATE INVESTMENT MANAGEMENT - 0.5%
   Rodamco N.V.                              AA         05/15/15      7.750     $ 1,000,000   $  1,126,927

REAL ESTATE INVESTMENT TRUST - 0.4%
   Taubman Realty Group Ltd.                 BBB        10/01/03      7.000         750,000        755,350

RECREATION - 1.6%
   Brunswick Corporation                     BBB+       09/01/23      7.375         975,000      1,056,494
   Speedway Motorsports, Inc.                B+         08/15/07      8.500       1,000,000      1,036,290
   Time Warner, Inc.                         BBB-       01/15/13      9.125       1,000,000      1,210,291

RENTAL AUTO / EQUIPMENT - 0.5%
   The Hertz Corporation                     BBB+       05/15/08      6.625       1,000,000      1,004,719

RESTAURANT - 0.7%
   Darden Restaurants, Inc.                  BBB        02/01/16      7.125       1,500,000      1,499,250

RETAIL STORE - 4.8%
   Dayton Hudson Corporation                 BBB+       12/01/22      8.500       1,500,000      1,642,026
   Finlay Fine Jewelry Corporation           B+         05/01/08      8.375       1,000,000        993,531
   J.C. Penney Company                       A          04/01/17      7.950       1,000,000      1,149,036
   The Limited, Inc.                         BBB+       03/15/23      7.500       1,000,000      1,017,708
   May Department Stores                     A          07/15/26      8.300       1,000,000      1,121,394
   Michaels Stores, Inc.                     BB-        06/15/06     10.875       1,000,000      1,098,910
   Pep Boys-Manny, Moe & Jack                BBB+       06/01/05      7.000       1,000,000      1,035,640
   Rite-Aid Corporation                      BBB+       08/15/13      6.875       1,000,000      1,035,748
   Sears, Roebuck & Company                  A-         11/01/11      9.375       1,000,000      1,260,314

SECURITIES BROKERAGE - 2.6%
   Bear Stearns Companies, Inc.              A          01/15/04      6.625       1,000,000      1,019,491
   Goldman Sachs Group                       A+         03/01/13      8.000       1,000,000      1,117,216
   Lehman Brothers, Inc.                     A          05/15/05     11.625       1,023,000      1,304,239
   Morgan Stanley Group, Inc.                A+         10/01/13      7.000       1,000,000      1,053,903
   Paine Webber Group, Inc.                  BBB+       02/15/14      7.625       1,000,000      1,092,840

SEMICONDUCTOR - 1.0%
   Advanced Micro Devices, Inc.              B          08/01/03     11.000       1,000,000      1,059,667
   Applied Materials, Inc.                   BBB+       10/15/17      7.125       1,000,000      1,030,530

SHOE - 0.5%
   Brown Group, Inc.                         BB         10/15/06      9.500       1,000,000      1,061,874

                             See Notes To Financial Statements

                   ADVANCE CAPITAL I, INC. - RETIREMENT INCOME FUND
                          PORTFOLIO OF INVESTMENTS (UNAUDITED)
                                      JUNE 30, 1998
 --------------------------------------------------------------------------

                                             S & P
                                             Credit     Maturity                 Principal       Market
Fixed Income Securities                      Rating     Date         Coupon      Amount          Value
------------------------------------------   --------   ----------   --------   -----------   ------------
STEEL - 0.5%
   AK Steel Corporation                      BB-        12/15/06      9.125     $ 1,000,000   $  1,038,103

TELECOMMUNICATIONS SERVICE - 5.7%
   AT&T Corporation                          AA-        01/15/22      8.125         750,000        798,750
   AT&T Corporation                          AA-        07/15/24      8.125         800,000        859,000
   Comcast Cellular Communications, Inc.     BB+        05/01/07      9.500       1,000,000      1,038,739
   GCI, Inc.                                 B+         08/01/07      9.750       1,000,000      1,037,647
   GTE Corporation                           A          11/01/21      8.750       1,000,000      1,229,549
   Illinois Bell Telephone Company           AAA        03/15/24      7.250       1,425,000      1,473,933
   MCI Communications Corporation            A          03/15/24      7.750       1,000,000      1,053,700
   New Jersey Bell Telephone                 AA         06/01/12      7.375       1,000,000      1,011,250
   NYNEX Corporation                         A+         12/15/11      7.375         500,000        506,875
   Paging Network, Inc.                      B          02/01/06      8.875       1,000,000        992,131
   SBC Communications Capital Corp.          AA         05/01/12      7.375       1,000,000      1,015,000
   SBC Communications Capital Corp.          AA         07/15/25      7.250       1,000,000      1,027,998

TEXTILE - 0.7%
   Dyersburg Corporation                     B+         09/01/07      9.750         500,000        487,900
   WestPoint Stevens, Inc.                   BB         06/15/05      7.875       1,000,000        996,250

TOBACCO - 0.7%
   Philip Morris Companies, Inc.             A          01/15/17      8.375         697,000        725,607
   RJR Nabisco, Inc.                         BBB-       04/15/04      8.750         775,000        802,638

TOILETRIES/COSMETICS - 1.0%
   Coty Inc.                                 B+         05/01/05     10.250       1,000,000      1,073,772
   Platex Family Products Corp.              B          12/15/03      9.000       1,000,000      1,025,609

U.S. GOVERNMENT - 3.0%
   U.S. Treasury                                        08/15/26      6.750       1,000,000      1,143,594
   U.S. Treasury                                        10/15/06      6.500       3,000,000      3,185,156
   U.S. Treasury                                        11/15/12     10.375       1,500,000      2,007,656
                                                                                              ------------
TOTAL FIXED INCOME SECURITIES - 97.7%
   (Cost $195,474,324)                                                                        $208,016,309
                                                                                              ============





* Security exempt from registration under Rule 144A of the Securities Act of 1933

                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC.
                 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                JUNE 30, 1998
---------------------------------------------------------------------------


                                                EQUITY                                      RETIREMENT
                                                GROWTH           BOND         BALANCED        INCOME
                                              ------------   ------------   ------------   ------------
ASSETS
  Investments in securities . . . . . . . . . $ 63,322,101   $  3,805,292   $114,663,231   $208,016,309

  Cash. . . . . . . . . . . . . . . . . . . .      614,812              0      1,640,770      3,473,660
  Receivables
   Dividends and interest . . . . . . . . . .       23,354         65,394      1,014,822      4,310,029
   Securities sold. . . . . . . . . . . . . .       49,948              0         26,289              0
  Prepaid expenses. . . . . . . . . . . . . .        1,413            711          2,178          3,985
                                              -------------  -------------  -------------  ------------
  Total assets. . . . . . . . . . . . . . . .   64,011,628      3,871,397    117,347,290    215,803,983



LIABILITIES
  Payable to affiliated entities
   Investment advisory fees . . . . . . . . .       35,869          1,294         66,823         87,794
   Distribution fees. . . . . . . . . . . . .          447              0            811          1,465
  Accounts payable and accrued expenses . . .       15,306         12,813         21,159         32,562
  Securities purchased. . . . . . . . . . . .      250,672              0        662,037      2,684,968
  Distributions payable . . . . . . . . . . .            0          3,433          2,203         15,005
                                              -------------  -------------  -------------  ------------
  Total liabilities . . . . . . . . . . . . .      302,294         17,540        753,033      2,821,794
                                              -------------  -------------  -------------  ------------
  Net assets. . . . . . . . . . . . . . . . . $ 63,709,334   $  3,853,857   $116,594,257   $212,982,189
                                              =============  =============  =============  ============


NET ASSETS
  Paid-in capital . . . . . . . . . . . . . . $ 38,404,165   $  3,629,674   $ 80,543,826   $199,266,705
  Accumulated undistributed net investment
   income (loss). . . . . . . . . . . . . . .     (176,529)             0              0              0
  Accumulated undistributed net realized
   gain (loss) on investments . . . . . . . .     (777,924)           221       (249,051)     1,173,499
  Net unrealized appreciation in value of
   investments. . . . . . . . . . . . . . . .   26,259,622        223,962     36,299,482     12,541,985
                                              -------------  -------------  -------------  ------------
  Net assets. . . . . . . . . . . . . . . . . $ 63,709,334   $  3,853,857   $116,594,257   $212,982,189
                                              =============  =============  =============  ============

SHARES OUTSTANDING. . . . . . . . . . . . . .    3,320,620        365,340      6,924,308     19,863,900
                                              =============  =============  =============  ============
NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER SHARE. . . . . . . . . $      19.19   $      10.55   $      16.84   $      10.72
                                              =============  =============  =============  ============

                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC.
                      STATEMENT OF OPERATIONS (UNAUDITED)
                         SIX MONTHS ENDED JUNE 30, 1998
---------------------------------------------------------------------------

                                               EQUITY                                 RETIREMENT
                                               GROWTH        BOND        BALANCED       INCOME
                                            ------------ ------------  ------------  ------------
INVESTMENT INCOME
   Interest . . . . . . . . . . . . . . . . $   11,001   $   142,786   $ 1,552,872   $ 7,872,098
   Dividends. . . . . . . . . . . . . . . .    119,540             0       512,685             0
                                            ------------  ------------  ------------  ------------
   Total investment income. . . . . . . . .    130,541       142,786     2,065,557     7,872,098

EXPENSES
   Paid to affiliates:
     Investment advisory fees . . . . . . .    208,835         8,178       380,086       511,619
     Administration fees. . . . . . . . . .          0             0             0             0
     Distribution fees. . . . . . . . . . .     74,584             0       135,745       255,809
     Transfer and dividend disbursing
       agent fees . . . . . . . . . . . . .          0             0             0             0
   Paid to others:
     Custodial fees . . . . . . . . . . . .     12,604         1,205        11,857         5,430
     Directors fees and expenses. . . . . .      1,611           126         3,021         5,798
     Professional fees. . . . . . . . . . .      2,045           127         3,744         6,871
     Shareholder reporting costs. . . . . .      3,175           215         5,772        10,778
     Registration and filing fees . . . . .      2,104           733         6,405        10,097
     Other operating expenses . . . . . . .      2,112           221         4,126         9,522
                                            ------------  ------------  ------------  ------------
   Total expenses . . . . . . . . . . . . .    307,070        10,805       550,756       815,924
                                            ------------  ------------  ------------  ------------
NET INVESTMENT INCOME (LOSS). . . . . . . .   (176,529)      131,981     1,514,801     7,056,174

REALIZED GAIN (LOSS) ON INVESTMENTS
   Proceeds from securities sold. . . . . .  4,736,107       530,402     4,590,631    21,802,577
   Cost of securities sold. . . . . . . . . (5,514,031)     (530,181)   (4,839,682)  (20,587,858)
                                            ------------  ------------  ------------  ------------
   Net realized gain (loss) on investments.   (777,924)          221      (249,051)    1,214,719

UNREALIZED GAIN ON INVESTMENTS
   Appreciation, Beginning of year. . . . . 19,152,504       215,460    28,576,083    12,371,461
   Appreciation, End of period. . . . . . . 26,259,622       223,962    36,299,482    12,541,985
                                            ------------  ------------  ------------  ------------
   Net unrealized gain on investments . . .  7,107,118         8,502     7,723,399       170,524
                                            ------------  ------------  ------------  ------------
NET GAIN ON INVESTMENTS . . . . . . . . . .  6,329,194         8,723     7,474,348     1,385,243
                                            ------------  ------------  ------------  ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS. . . . . . . . $6,152,665    $  140,704    $8,989,149   $ 8,441,417
                                            ============  ============  ============ ============

                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC.
                        STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------

                                                                  EQUITY GROWTH                       BOND
                                                           ----------------------------    ----------------------------
                                                           (Unaudited)                     (Unaudited)
                                                           Six months     Year             Six months     Year
                                                           ended          ended            ended          ended
                                                           June 30,       Dec. 31,         June 30,       Dec. 31,
                                                             1998           1997             1998           1997
                                                           -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss). . . . . . . . . . . . .  $  (176,529)   $  (270,430)     $   131,981    $   282,005
    Net realized gain (loss) on investments . . . . . . .     (777,924)       356,554              221         38,190
    Net unrealized gain (loss) on investments . . . . . .    7,107,118      7,883,116            8,502         64,390
                                                           -------------  -------------    -------------  -------------
    Net increase in net assets resulting from operations.    6,152,665      7,969,240          140,704        384,585

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . . . .            0              0         (131,981)      (282,005)
    Net realized gain on investments. . . . . . . . . . .            0       (228,769)               0        (37,120)
                                                           -------------  -------------    -------------  -------------
    Total distributions to shareholders . . . . . . . . .            0       (228,769)        (131,981)      (319,125)

  Share Transactions:
    Net proceeds from sale of shares. . . . . . . . . . .    5,850,007     11,871,517           76,526        665,380
    Reinvestment of distributions . . . . . . . . . . . .            0        228,701          110,864        267,980
    Cost of shares reacquired . . . . . . . . . . . . . .   (2,625,566)    (4,275,354)        (545,251)    (1,226,311)
                                                           -------------  -------------    -------------  -------------
    Net increase (decrease) derived from share
      transactions. . . . . . . . . . . . . . . . . . . .    3,224,441      7,824,864         (357,861)      (292,951)
                                                           -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets . . . . . . . .    9,377,106     15,565,335         (349,138)      (227,491)

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . . . .   54,332,228     38,766,893        4,202,995      4,430,486
                                                           -------------  -------------    -------------  -------------
    End of period . . . . . . . . . . . . . . . . . . . .  $63,709,334    $54,332,228      $ 3,853,857    $ 4,202,995
                                                           =============  =============    =============  =============
NUMBER OF SHARES
    Sold. . . . . . . . . . . . . . . . . . . . . . . . .      313,241        774,840            7,229         64,974
    Shares issued from reinvestment of distributions. . .            0         13,258           10,508         25,755
    Reacquired. . . . . . . . . . . . . . . . . . . . . .     (143,064)      (271,579)         (51,772)      (118,547)
                                                           -------------  -------------    -------------  -------------
    Net increase (decrease) in shares outstanding . . . .      170,177        516,519          (34,035)       (27,818)

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . . . .    3,150,443      2,633,924          399,375        427,193
                                                           -------------  -------------    -------------  -------------
      End of period . . . . . . . . . . . . . . . . . . .    3,320,620      3,150,443          365,340        399,375
                                                           =============  =============    =============  =============

                             See Notes To Financial Statements

                             ADVANCE CAPITAL I, INC.
                  STATEMENT OF CHANGES IN NET ASSETS - Continued
---------------------------------------------------------------------------

                                                                                                     RETIREMENT
                                                                       BALANCED                        INCOME
                                                           ----------------------------    ----------------------------
                                                           (Unaudited)                     (Unaudited)
                                                           Six months     Year             Six months     Year
                                                           ended          ended            ended          ended
                                                           June 30,       Dec. 31,         June 30,       Dec. 31,
                                                             1998          1997             1998           1997
                                                           -------------  -------------    -------------  -------------
INCREASE (DECREASE) IN NET ASSETS
  Operations:
    Net investment income (loss). . . . . . . . . . . . .  $  1,514,801   $  2,662,530     $  7,056,174    $13,297,465
    Net realized gain (loss) on investments . . . . . . .      (249,051)     1,902,416        1,214,719        929,733
    Net unrealized gain (loss) on investments . . . . . .     7,723,399     11,905,973          170,524      7,541,320
                                                           -------------  -------------    -------------  -------------
    Net increase in net assets resulting from operations.     8,989,149     16,470,919        8,441,417     21,768,518

  Distributions to Shareholders:
    Net investment income . . . . . . . . . . . . . . . .    (1,514,801)    (2,662,530)      (7,056,174)   (13,297,465)
    Net realized gain on investments. . . . . . . . . . .             0     (1,902,416)               0              0
                                                           -------------  -------------    -------------  -------------
    Total distributions to shareholders . . . . . . . . .    (1,514,801)    (4,564,946)      (7,056,174)   (13,297,465)

  Share Transactions:
    Net proceeds from sale of shares. . . . . . . . . . .    13,445,472     17,779,709       15,440,062     28,904,791
    Reinvestment of distributions . . . . . . . . . . . .     1,501,739      4,535,246        6,973,230     13,134,267
    Cost of shares reacquired . . . . . . . . . . . . . .    (5,248,761)   (10,001,142)     (11,327,452)   (20,798,196)
                                                           -------------  -------------    -------------  -------------
    Net increase (decrease) derived from share
      transactions. . . . . . . . . . . . . . . . . . . .     9,698,450     12,313,813       11,085,840     21,240,862
                                                           -------------  -------------    -------------  -------------
    Net increase (decrease) in net assets . . . . . . . .    17,172,798     24,219,786       12,471,083     29,711,915

NET ASSETS
    Beginning of year . . . . . . . . . . . . . . . . . .    99,421,459     75,201,673      200,511,106    170,799,191
                                                           -------------  -------------    -------------  -------------
    End of period . . . . . . . . . . . . . . . . . . . .  $116,594,257   $ 99,421,459     $212,982,189   $200,511,106
                                                           =============  =============    =============  =============
NUMBER OF SHARES
    Sold. . . . . . . . . . . . . . . . . . . . . . . . .       817,332      1,211,965        1,448,606      2,825,132
    Shares issued from reinvestment of distributions. . .        90,941        298,348          653,429      1,275,428
    Reacquired. . . . . . . . . . . . . . . . . . . . . .      (320,695)      (671,556)      (1,062,518)    (2,023,575)
                                                           -------------  -------------    -------------  -------------
    Net increase (decrease) in share outstanding. . . . .       587,578        838,757        1,039,517      2,076,985

    Outstanding:
      Beginning of year . . . . . . . . . . . . . . . . .     6,336,730      5,497,973       18,824,383     16,747,398
                                                           -------------  -------------    -------------  -------------
      End of period . . . . . . . . . . . . . . . . . . .     6,924,308      6,336,730       19,863,900     18,824,383
                                                           =============  =============    =============  =============

                             See Notes To Financial Statements

                NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1.  ORGANIZATION OF THE COMPANY

     Advance Capital I, Inc. (the COMPANY) is a Maryland Corporation organized on March 6, 1987 and commenced operations on August 5, 1987. The COMPANY is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company (a mutual fund) offering shares in the Equity Growth Fund, Bond Fund, Balanced Fund and Retirement Income Fund.

NOTE 2.  ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of significant accounting policies followed by the COMPANY.

Security Valuation

     Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange), are valued primarily using dealer supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Directors. Money market instruments held by the Funds with a remaining maturity of sixty days or less are valued at cost which approximates market.

Expenses

     Most expenses of the COMPANY can be directly attributed to a fund. Expenses which cannot be directly attributed are generally apportioned between the Funds on the basis of average net assets.

Federal Income Taxes

     It is the COMPANY'S policy to meet the requirements of the Internal Revenue Code that are applicable to regulated investment companies and intends to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is provided.

Dividends

     Income dividends in the Bond, Balanced and Retirement Income Funds are declared daily, except on Saturdays, Sundays and holidays and are paid monthly on the last business day of the month. Income dividends in the Equity Growth Fund, if any, are declared annually and paid on the last business day of the year. Capital gain dividends, if any, are declared annually on the last business day of the year and are normally paid within 45 days.

Other

     Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the first-in, first-out method for book and tax purposes. Net investment losses, for which no carryover is permitted, are offset against paid in capital. All adjustments necessary to present a fair statement of results for the six months ended June 30, 1998 have been included. All adjustments were of a normal recurring nature.

NOTE 3.  TRANSACTIONS WITH AFFILIATES

     Advance Capital Management, Inc. (MANAGEMENT) (a wholly owned subsidiary of Advance Capital Group, Inc.) is the COMPANY'S investment adviser. T. Rowe Price Associates, Inc. (TRPA) serves as sub-advisor for that portion of the portfolio of assets of the Equity Growth Fund and Balanced Fund which are determined by MANAGEMENT to be invested in common stocks. Advance Capital Services, Inc. (SERVICES) (also a wholly owned subsidiary of Advance Capital Group, Inc.) is the distributor of the COMPANY'S shares. Advance Capital Group, Inc. (GROUP) is the COMPANY'S Administrator, Transfer Agent and Dividend Disbursing Agent. For services provided by MANAGEMENT, the COMPANY pays a fee equal on an annual basis to
 .70% of the average daily net assets of the Equity Growth and Balanced Funds, .50% of the average daily net assets of the Retirement Income Fund, and .40% of the average daily net assets of the Bond Fund. For its services, TRPA is paid a fee by MANAGEMENT equal on an annual basis to .20% of the average daily net assets of the Equity Growth Fund and that portion of the Balanced Fund invested in common stocks for the first $100 million of assets managed and
 .15% of the average daily net assets exceeding $100 million. GROUP provides administrative, transfer agent and dividend disbursing agent services to the COMPANY. The COMPANY will reimburse SERVICES for actual expenses incurred in connection with the distribution of fund shares of the Equity Growth, Balanced and Retirement Income Funds, at a rate not to exceed .25% of each fund's average daily net assets.

     The COMPANY was charged investment advisory fees of $1,108,718 by MANAGEMENT for the six months ended June 30, 1998. The COMPANY was charged distribution fees of $466,138 by SERVICES for the six months ended June 30, 1998. At June 30, 1998 the employee retirement plans sponsored by SERVICES owned 58,817 shares (1.8%) of the Equity Growth Fund and 16,564 shares (0.2%) of the Balanced Fund.

     Certain officers and directors of GROUP, MANAGEMENT, and SERVICES, are also officers and directors of the COMPANY.
Directors fees are only paid to outside directors and consist of a $2,500 annual retainer and an additional $250 per meeting.

NOTE 4.  INVESTMENT PORTFOLIO TRANSACTIONS

     The cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June
30, 1998 were as follows:

                         Equity                                  Retirement
                         Growth        Bond        Balanced        Income
                      -----------   -----------   -----------   -----------
Purchases             $ 7,890,064   $  207,177    $14,232,659	$36,775,012
Sales                   4,736,107      530,402      4,590,631    21,802,577

     The cost of purchases and proceeds from sales of U.S. Government Securities included above were as follows:

                        Equity                                  Retirement
                        Growth         Bond        Balanced       Income
                      -----------   -----------   -----------   -----------
Purchases             None          $   95,928    None		$ 2,650,781
Sales	              None	        69,198    None		  3,754,063

     Gross unrealized appreciation and depreciation of investments for book and tax purposes as of June 30, 1998 were as follows:


		        Equity			                Retirement
          		Growth	       Bond	   Balanced	  Income
                      -----------   -----------   -----------   -----------
Appreciation   	      $27,528,036   $  226,114	  $36,927,311	$12,974,267
Depreciation	        1,268,414	 2,152	      627,829	    432,282


NOTE 5.  CASH

     As of June 30, 1998, substantially all cash was invested in the Monitor Money Market Fund, bearing interest at a variable rate
(approximately 5.1%).

NOTE 6.  CAPITAL LOSS CARRYOVERS

     At December 31, 1997, capital loss carryovers and their expiration dates were as follows:

                                       Retirement
                                         Income
                                       ---------
                 December 31, 2004      $41,220

NOTE 7.  AUTHORIZED SHARES

     The Fund has one billion authorized shares of common stock, par value of $.001 per share. Each of the Fund's four portfolios has 200 million shares authorized.

Advance Capital I, Inc.
                                       ADVANCE CAPITAL I Inc.
INVESTMENT ADVISER:                    An investment company with four funds
Advance Capital Management, Inc.
One Towne Square, Suite 444
Southfield, Michigan 48076

SUB-ADVISER:                           EQUITY GROWTH FUND
(Equity Growth and Balanced Funds)     BOND FUND
T. Rowe Price Associates, Inc.         BALANCED FUND
100 East Pratt Street                  RETIREMENT INCOME FUND
Baltimore, Maryland 21202

DISTRIBUTOR:
Advance Capital Services, Inc.
P.O. Box 3144
Southfield, Michigan 48037

ADMINISTRATOR AND TRANSFER AGENT:
Advance Capital Group, Inc.
P.O. Box 3144
Southfield, Michigan 48037

CUSTODIAN:
Huntington National Bank
220 Park Street, Suite 100
Birmingham, Michigan 48009

OFFICERS:
John C. Shoemaker, President
Robert J. Cappelli, Vice President & Treasurer
Charles J. Cobb, Vice President
Kathy J. Harkleroad, Secretary

BOARD OF DIRECTORS:
Joseph A. Ahern
Richard W. Holtcamp
Harry Kalajian                              SEMI-ANNUAL REPORT
John C. Shoemaker                           JUNE 30, 1998
Frank R. Zimmerman